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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05460

                         AIM Treasurer's Series Trust
              (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
              (Address of principal executive offices) (Zip code)

      Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 02/28/06

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Item 1. Reports to Stockholders.

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                                                                  INVESTOR CLASS
                                             AIM TREASURER'S SERIES TRUST (ATST)
                                  Premier Portfolio Premier Tax-Exempt Portfolio
                                         Premier U.S. Government Money Portfolio

                                                               FEBRUARY 28, 2006
                                                               SEMIANNUAL REPORT

                                  [COVER IMAGE]
               SEMI
               ANNUAL

INSIDE THIS REPORT

Letter to Shareholders ...............................................   1

Fund Data ............................................................   2

Fund Objectives and Strategies .......................................   2

Letter from Independent
Chairman of Board of Trustees ........................................   4

Calculating Your Ongoing Fund Expenses ...............................   5

Approval of Investment Advisory Agreements and
Summary of Independent Written Fee Evaluation ........................   6

Financial Pages:
   Premier Portfolio .................................................   9
   Premier Tax-Exempt Portfolio ......................................  18
   Premier U.S. Government Money Portfolio ...........................  27

INVESTOR CLASS SHARES OF THE FUNDS ARE OFFERED ONLY TO CERTAIN GRANDFATHERED INVESTORS. SEE EACH FUND'S PROSPECTUS FOR MORE INFORMATION.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on "Prospectuses." The click on the link that reads: "Access prospectuses and fund reports for our money market funds." Then click on the column labeled "N-Q" for your Fund. Shareholders can also look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

AIM TREASURER'S SERIES TRUST

                         DEAR SHAREHOLDER:

                         We are pleased to provide this semiannual report on the performance of the Investor Class of AIM Treasurer's Series Trust for the six-month reporting period ended February 28, 2006.

[GRAHAM PHOTO]             Each fund seeks to provide a high level of current
                         income, consistent with the preservation of capital and the maintenance of liquidity.

ROBERT H. GRAHAM           Through a combination of short-term cash management
                         vehicles and selective use of a longer maturity schedule for higher yields, each fund continued to provide competitive returns. Each fund continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

                           Over the reporting period, rising short-term interest
                         rates resulted in gradually increasing yields for each fund.

                         MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

[WILLIAMSON  PHOTO]      The economy continued to expand over the reporting
                         period, albeit somewhat unevenly. The fourth quarter of 2005 marked the end of remarkably stable gross domestic product (GDP) growth. For eight consecutive quarters, GDP had risen at annualized rates of between 3.3% and 4.3%. A spike in energy prices before and after several severe hurricanes hit the U.S. Gulf Coast stifled consumer spending, widened the trade gap and hurt retail sales. These, in turn, led to anemic GDP growth in the fourth quarter. However, in January, retail sales rose by 2.9% and the jobless rate fell to 4.7%, which was the lowest reading since July 2001.

MARK H. WILLIAMSON         The economy regained momentum at the beginning of the
                         first quarter of 2006. From the end of 2003 to the close of the reporting period, the Federal Reserve Board (the Fed) raised the federal funds rate by 25 basis points (0.25%) 14 times, to 4.50%. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

                           Interest rates of short-term Treasuries have been
                         volatile as the Fed has raised interest rates. At the close of the reporting period, the Treasury yield curve remained relatively flat, with the difference in yields between three-month Treasury securities and the 30-year Treasury bond less than 50 basis points (0.50%).

                         IN CONCLUSION

                         AIM Investments --REGISTERED TRADEMARK-- is committed to the goals of safety, liquidity and yield in institutional fund management. We are also dedicated to superior customer service. To reach a member of our Client Services department, call 800-959-4246.
                         Thank you for your investment in AIM Treasurer's Series Trust.

                         Sincerely,

                         /s/ ROBERT H. GRAHAM             /s/ MARK H. WILLIAMSON

                         Robert H. Graham                 Mark H. Williamson
                         Vice Chair & President,          President, A I M
                         AIM Treasurer's Series Trust     Advisors, Inc.

                         APRIL 12, 2006

                         THE VIEWS AND OPINIONS EXPRESSED IN THIS LETTER ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

AIM TREASURER'S SERIES TRUST

FUND DATA

DATA AS OF 2/28/06

                                 YIELDS                  WEIGHTED AVERAGE MATURITY
                           7-DAY        MONTHLY       7-DAY TAXABLE         RANGE DURING       AT REPORTING
FUND                     SEC YIELD       YIELD      EQUIVALENT YIELD*     REPORTING PERIOD      PERIOD-END        NET ASSETS
Premier                    4.45%         4.42%             N/A                13-45 days          25 days      $125.5 million
Premier Tax-Exempt         3.02          2.95              4.65%              21-38 days          27 days        19.8 million
Premier U.S.
Government Money           4.37          4.34              N/A                27-39 days          32 days        29.2 million

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY. MONTHLY YIELDS REPRESENT ANNUALIZED RESULTS FOR THE PERIOD, NET OF FEES AND EXPENSES, AND EXCLUDE ANY REALIZED CAPITAL GAINS OR LOSSES. HAD THE ADVISOR NOT WAIVED CERTAIN FEES AND/OR REIMBURSED CERTAIN EXPENSES, 7-DAY YIELDS WOULD HAVE BEEN 4.37% AND 4.29% FOR THE PREMIER PORTFOLIO AND THE PREMIER U.S. GOVERNMENT PORTFOLIO, RESPECTIVELY.

*THE TAXABLE EQUIVALENT 7-DAY YIELD IS CALCULATED IN THE SAME MANNER AS THE
 7-DAY YIELD, ADJUSTED FOR AN ASSUMED RATE OF 35%, THE HIGHEST FEDERAL INCOME TAX IN EFFECT ON FEBRUARY 28, 2006.

FUND OBJECTIVES AND STRATEGIES

PREMIER PORTFOLIO

Premier Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

  The Fund invests in short-term money market instruments that blend top-tier, high quality U.S. dollar denominated obligations, which include commercial paper, certificates of deposit, master and promissory notes, municipal securities and repurchase agreements.

  The Fund continues to hold the highest credit quality rating (Aaa) given by Moody's, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

PREMIER TAX-EXEMPT PORTFOLIO

  Premier Tax-Exempt Portfolio seeks to provide a high level of current income, consistent with preservation of capital and maintenance of liquidity.

   The Fund invests in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Premier U.S. Government Money Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and the maintenance of liquidity

  The Fund invests primarily in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations. Securities purchased by the Fund will have maturities of 397 days or less.

  The Fund continues to hold the highest credit quality rating (Aaa) given by Moody's, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

                                        2

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AIM TREASURER'S SERIES TRUST

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/06

                                    PREMIER          PREMIER U.S.
                PREMIER            TAX-EXEMPT         GOVERNMENT
                PORTFOLIO*          PORTFOLIO*       MONEY PORTFOLIO
1-7               61.9%               84.5%               74.1%
8-30              15.9                 0.0                 2.4
31-90             17.5                 4.7                 3.5
91-180             2.0                 5.2                16.7
181+               2.7                 5.6                 3.3

FUND NASDAQ SYMBOLS

Premier               IMRXX

Premier Tax-Exempt    ITTXX

Premier U.S.
Government Money      FUGXX

The number of days to maturity of each holding is determined in accordance with provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

*The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                        3

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AIM TREASURER'S SERIES TRUST

                         DEAR FELLOW AIM FUND SHAREHOLDERS:

[CROCKETT PHOTO]         Having completed a year of transition and change at AIM
                         Funds--as well as my first full year as your board's independent chair--I can assure you that shareholder interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                         Some highlights of 2005 board activity:

BRUCE L. CROCKETT        . Board approval of voluntary fee reductions, which
                           are saving shareholders more than $20 million annually, based on asset levels as of March 31, 2005.

                         . Board approval for the merger of 14 funds into other
                           AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                         . Board approval for portfolio management changes at
                           11 funds, consistent with the goal of organizing man-agement teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                           In 2006, your board will continue to focus on
                         reducing costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                           The AIM Funds board is pleased to welcome our newest
                         independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                           Your board welcomes your views. Please mail them to
                         me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                         Sincerely,

                         /s/ BRUCE L. CROCKETT

                         Bruce L. Crockett
                         Independent Chair
                         On Behalf of the Board of Trustees
                         AIM Funds

                         APRIL 12, 2006

                                        4

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AIM TREASURER'S SERIES TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of an Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005, through February 28, 2006.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return.

     THE HYPOTHETICAL ACCOUNT VALUES AND EXPENSES MAY NOT BE USED TO ESTIMATE THE ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES YOU PAID FOR THE PERIOD. YOU MAY USE THIS INFORMATION TO COMPARE THE ONGOING COSTS OF INVESTING IN A FUND AND OTHER FUNDS. TO DO SO, COMPARE THIS 5% HYPOTHETICAL EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES THAT APPEAR IN THE SHAREHOLDER REPORTS OF THE OTHER FUNDS.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                               ACTUAL                           HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING ACCOUNT    ENDING ACCOUNT       EXPENSES    ENDING ACCOUNT      EXPENSES       ANNUALIZED
                   VALUE              VALUE          PAID DURING        VALUE         PAID DURING       EXPENSE
FUND             (9/1/05)          (2/28/06)/1/        PERIOD/2/      (2/28/06)         PERIOD/2/        RATIO
Premier         $ 1,000.00          $ 1,019.90          $ 0.85       $ 1,023.95          $ 0.85           0.17%
Premier
Tax-Exempt        1,000.00            1,013.50            1.25         1,023.55            1.25           0.25
Premier U.S.
Government
Money             1,000.00            1,019.60            0.85         1,023.95            0.85           0.17

/1/ The actual ending account value is based on the actual total return of the Fund for the period September 1, 2005, through February 28, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

/2/ Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

                                           [ARROW
                                            BUTTON    For More Information Visit
                                            IMAGE]    AIMINVESTMENTS.COM

                                        5

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AIM TREASURER'S SERIES TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees (the "Board") of AIM Treasurer's Series Trust (the "Trust") oversees the management of each Fund of the Trust and, as required by law, determines annually whether to approve the continuance of each Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between each Fund and AIM for another year, effective July 1, 2005.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of each Fund's Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of each Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One of the responsibilities of the Senior Officer of the Funds, who is independent of AIM and AIM's affiliates, is to manage the process by which the Funds' proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of each Fund's Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that each Fund's Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under each Fund's Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

FUND-SPECIFIC FACTORS WITH THE SAME CONCLUSIONS

The Board considered the following fund-specific factors separately for each Fund and reached the same conclusions for each Fund, which conclusions are set forth below.

.. The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

.. The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function and the quality of AIM's investment research. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement. ??Meeting with the Funds' portfolio managers and investment personnel. With respect to each Fund, the Board is meeting periodically with each Fund's portfolio manager and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

.. Meeting with the Funds' portfolio managers and investment personnel. With respect to each Fund, the Board is meeting periodically with each Fund's portfolio manager and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

.. Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund and concluded that such performance was satisfactory.

.. Investments in affiliated money market funds. Not applicable because the Funds do not invest in affiliated money market funds.

.. Independent written evaluation and recommendations of the Funds' Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Funds, who is independent of AIM and AIM's affiliates, had prepared independent written evaluations in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including these Funds. The Board noted that the Senior Officer's written evaluations had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for each Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement a process as soon as reasonably practicable.

FUND-SPECIFIC FACTORS WITH SEPARATE CONCLUSIONS

The Board considered the following fund-specific factors separately for each Fund and reached separate conclusions for each Fund, which conclusions are set forth below.

Premier Portfolio

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance for the three and five year periods was below the median performance of such comparable funds and above such median performance for the one year period. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Money Market Fund Index.* The Board noted that the Fund's performance in such periods was comparable to the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was lower than the advisory fee rate for a retail money market fund, higher than the advisory fee rate for two institutional money market funds, and comparable to the advisory fee rate for a third institutional money market fund, advised by AIM with investment strategies comparable to those of the Fund; (ii) was lower than the advisory fee rate for one variable insurance fund advised by AIM and offered to insurance company separate accounts with
                                                                     (CONTINUED)

*The Lipper Institutional Money Market Funds Index represents an average of the
 30 largest institutional money market funds tracked by Lipper Inc., an independent mutual funds monitor. These funds invest in high quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. They require high minimum investments and have lower total expense ratios relative to other money market funds, and intend to keep constant NAVs.

AIM TREASURER'S SERIES TRUST

investment strategies comparable to those of the Fund; (iii) was lower than the advisory fee rate for an offshore fund for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund; and (iv) was higher than the advisory fee rates for three unregistered pooled investment vehicles for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted that the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Finally, the Board noted that none of the comparable funds had "all-in" fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund's advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until August 31, 2006. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the "all- in" nature of the Fund's advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund's ordinary operating expenses was beneficial to shareholders.

Premier Tax-Exempt Portfolio

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Tax Exempt Money Market Index. The board noted that the Fund's performance for the three and five year periods was comparable to the performance of such Index and above such Index for the one year period. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time. Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate was lower than the advisory fee rate for a mutual fund advised by AIM with investment strategies comparable to those of the Fund. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board also noted that the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Finally, the Board noted that none of the comparable funds had "all-in" fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Expense limitations and fee waivers. The Board noted that there were no fee waivers or expense limitations currently in effect for the Fund. The Board concluded that no such waivers or limitations were necessary at this time because the Fund's overall expense ratio was below the median expense ratio of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the "all-in" nature of the Fund's advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund's ordinary operating expenses was beneficial to shareholders.

Premier U.S. Government Money Portfolio

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was

                                                                     (CONTINUED)

AIM TREASURER'S SERIES TRUST

below the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional US Government Money Market Fund Index. The Board noted that the Fund's performance in such periods was below the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate was higher than the advisory fee rates for three institutional money market funds advised by AIM with investment strategies comparable to those of the Fund. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Fees relative to those comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was above the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted that the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Finally, the Board noted that none of the comparable funds had "all-in" fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund's advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until August 31, 2006. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the fund or whether, due to the nature of the Fund and the Advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the "all-in" nature of the Fund's advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund's ordinary operating expenses was beneficial to shareholders.

GLOBAL FACTORS

The Board considered the following global factors for each Fund and reached the same conclusions for each Fund, which conclusions are set forth below.

.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.

.. Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for each Fund. The Board concluded that such arrangements were appropriate.

.. AIM's financial soundness in light of the Funds' needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

.. Historical relationship between each Fund and AIM. In determining whether to continue the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

.. Other factors and current trends. In determining whether to continue the Advisory Agreement for each Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause each Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for each Fund.

PREMIER PORTFOLIO

SCHEDULE OF INVESTMENTS
February 28, 2006
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
                                       MATURITY      (000)         VALUE
   -------------------------------------------------------------------------
   COMMERCIAL PAPER-30.25%/(a)/

   ASSET-BACKED SECURITIES-
    COMMERCIAL LOANS/
    LEASES-1.86%
   Fountain Square Commercial Funding
    Corp.
    (Acquired 11/30/05;
    Cost $17,233,252)
    4.42%/(b)/                        04/26/06// $      17,550 $  17,429,334
   -------------------------------------------------------------------------

   ASSET-BACKED SECURITIES-
    CONSUMER
    RECEIVABLES-3.67%
   Old Line Funding, LLC
    (Acquired 02/13/06;
    Cost $34,284,611)
    4.55%/(b)/                          04/10/06        34,529    34,354,437
   -------------------------------------------------------------------------

   ASSET-BACKED SECURITIES-
    FULLY BACKED-3.20%
   Govco, Inc. (Multi CEP's-Citicorp
    North America, Inc.; agent)
    (Acquired 09/20/05;
    Cost $14,703,235)
    3.94%/(b)/                          03/20/06        15,000    14,968,848
   -------------------------------------------------------------------------
   Three Rivers Funding Corp. (CEP-
    Mellon Bank, N.A.)
    (Acquired 02/03/06;
    Cost $14,947,325)
    4.52%/(b)/                          03/03/06        15,000    14,996,237
   -------------------------------------------------------------------------
                                                                  29,965,085
   -------------------------------------------------------------------------

   ASSET-BACKED SECURITIES-
    MULTI-PURPOSE-9.05%
   Barton Capital LLC
    (Acquired 02/10/06;
    Cost $19,847,667)
    4.57%/(b)/                          04/11/06        20,000    19,895,906
   -------------------------------------------------------------------------
   Charta LLC
    (Acquired 02/01/06;
    Cost $14,930,317)
    4.52%/(b)/                          03/10/06        15,000    14,983,050
   -------------------------------------------------------------------------
    (Acquired 01/31/06;
    Cost $14,905,625)
    4.53%/(b)/                          03/22/06        15,000    14,960,362
   -------------------------------------------------------------------------
   CRC Funding LLC
    (Acquired 01/13/06;
    Cost $9,942,425)
    4.41%/(b)/                          03/01/06        10,000    10,000,000
   -------------------------------------------------------------------------
   Gemini Securitization LLC
    (Acquired 02/07/06;
    Cost $24,927,965)
    4.51%/(b)/                          03/02/06        25,000    24,996,868
   -------------------------------------------------------------------------
                                                                  84,836,186
   -------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT
                                          MATURITY     (000)         VALUE
  -------------------------------------------------------------------------------

  ASSET-BACKED SECURITIES-
   SECURITY INVESTMENT
   VEHICLES-5.70%
  Grampian Funding Ltd./LLC
   (Acquired 11/23/05;
   Cost $9,780,000)
   4.40%/(b)(c)/                          05/22/06 $      10,000 $   9,899,778
  -------------------------------------------------------------------------------
   (Acquired 02/24/06;
   Cost $13,663,300)
   4.81%/(b)(c)/                          08/23/06        14,000    13,672,653
  -------------------------------------------------------------------------------
  Grenadier Funding Ltd./Corp.
   (Acquired 02/06/06;
   Cost $14,889,558)
   4.57%/(b)/                             04/05/06        15,000    14,933,354
  -------------------------------------------------------------------------------
  Liberty Harbour CDO Ltd./Inc. Series
   2005-I
   (Acquired 01/31/06;
   Cost $14,910,700)
   4.56%/(b)/                             03/21/06        15,000    14,962,000
  -------------------------------------------------------------------------------
                                                                    53,467,785
  -------------------------------------------------------------------------------

  CONSUMER FINANCE-1.38%
  Toyota Motor Credit Corp.
   4.53%                                  03/29/06        13,000    12,954,197
  -------------------------------------------------------------------------------

  LETTER OF CREDIT
   ENHANCED-1.15%
  Alabama (State of) Industrial
   Development Authority
   (Commscope Project); Taxable
   Series 1995 Notes (LOC-Wachovia
   Bank, N.A.)
   4.57%/(d)/                             03/22/06        10,800    10,800,000
  -------------------------------------------------------------------------------

  OTHER DIVERSIFIED FINANCIAL
   SERVICES-1.59%
  General Electric Capital Corp.
   3.91%                                  03/02/06        10,000     9,998,914
  -------------------------------------------------------------------------------
  General Electric Capital Services, Inc.
   4.55%                                  07/10/06         5,000     4,917,306
  -------------------------------------------------------------------------------
                                                                    14,916,220
  -------------------------------------------------------------------------------

  REGIONAL BANKS-2.65%
  Nationwide Building Society
   4.57%/(c)/                             04/10/06        25,000    24,873,055
  -------------------------------------------------------------------------------
    Total Commercial Paper
     (Cost $283,596,299)                                           283,596,299
  -------------------------------------------------------------------------------

PREMIER PORTFOLIO

                                                     PRINCIPAL
                                                      AMOUNT
                                          MATURITY     (000)            VALUE
  -------------------------------------------------------------------------------
  CERTIFICATES OF
   DEPOSIT-6.19%
  Credit Suisse First Boston
   4.75%                                  05/24/06 $      33,000    $  33,000,000
  -------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.
   4.77%                                  12/19/06        15,000       15,000,000
  -------------------------------------------------------------------------------
    4.95%                                 02/07/07        10,000       10,000,000
  -------------------------------------------------------------------------------
      Total Certificates of Deposit
       (Cost $58,000,000)                                              58,000,000
  -------------------------------------------------------------------------------
  ASSET-BACKED
   SECURITIES-4.10%

  FULLY BACKED-4.10%
  RACERS Trust-Series 2004-6-MM,
   Floating Rate Notes (CEP-Lehman
   Brothers Holdings Inc.) (Acquired
   04/13/04; Cost $15,000,000)
   4.57%/(b)(e)/                          08/22/06        15,000       15,000,000
  -------------------------------------------------------------------------------
  Wachovia Asset Securitization Issuance,
   Inc.-Series 2004-HM2A, Class AMM,
   Putable Floating Rate Bonds (INS-
   Ambac Assurance Corp) (Acquired
   09/07/05; Cost $23,478,887)
   4.57%/(b)(e)(f)(g)/                    12/25/34        23,479       23,478,887
  -------------------------------------------------------------------------------
      Total Asset-Backed Securities
       (Cost $38,478,887)                                              38,478,887
  -------------------------------------------------------------------------------

  MASTER NOTE AGREEMENT-3.73%
  Merrill Lynch Mortgage Capital, Inc.
   (Acquired 02/14/06; Cost
   $35,000,000)
   4.70%/(b)(h)(i)/                       05/16/06        35,000       35,000,000
  -------------------------------------------------------------------------------

  MEDIUM-TERM NOTES-2.88%
  MetLife Global Funding I Floating Rate
   MTN (Acquired 08/20/03; Cost
   $10,000,000)
   4.63%/(b)(e)/                          03/15/07        10,000       10,000,000
  -------------------------------------------------------------------------------
  Procter & Gamble Co. (The) Floating
   Rate MTN (Acquired 08/02/04;
   Cost $17,000,000)
   4.45%/(b)(j)/                          01/10/07        17,000       17,000,000
  -------------------------------------------------------------------------------
      Total Medium-Term Notes
       (Cost $27,000,000)                                              27,000,000
  -------------------------------------------------------------------------------

  FUNDING AGREEMENT-1.07%
  Travelers Insurance Co. (The)
   (Acquired 10/18/05;
   Cost $10,000,000)
   4.67%/(b)(j)(k)/                       10/13/06        10,000       10,000,000
  -------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT
                                           MATURITY   (000)       VALUE
    -----------------------------------------------------------------------
    VARIABLE RATE DEMAND
     NOTE-0.09%/(L)/

    LETTER OF CREDIT
     ENHANCED-0.09%/(D)/
    Albuquerque (City of), New Mexico
     (Ktech Corp. Project); Taxable Series
     2002 IDR (LOC-Wells Fargo Bank N.A.)
     (Cost $800,000)
     4.62%/(m)/                            11/01/22 $    800  $    800,000
    -----------------------------------------------------------------------
    TOTAL INVESTMENTS (excluding
     Repurchase Agreements)-48.31%
     (Cost $452,875,186)                                       452,875,186
    -----------------------------------------------------------------------
    REPURCHASE AGREEMENTS-51.86%
    Banc of America Securities LLC
     4.58%/(n)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Barclays Capital Inc.
     4.58%/(o)/                            03/01/06  113,196   113,196,410
    -----------------------------------------------------------------------
    Bear, Stearns & Co., Inc.
     4.58%/(p)/                            03/01/06   23,000    23,000,000
    -----------------------------------------------------------------------
    BNP Paribas
     4.62%/(c)(q)/                         03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Citigroup Global Markets Inc.
     4.62%/(r)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Credit Suisse First Boston LLC
     4.56%/(s)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Deutsche Bank Securities Inc.
     4.56%/(t)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Fortis Bank N.V./S.A.
     4.61%/(c)(u)/                         03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Goldman, Sachs & Co.
     4.56%/(v)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Morgan Stanley & Co., Inc.
     4.58%/(w)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Societe Generale
     4.58%/(x)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Wachovia Capital Markets, LLC
     4.63%/(y)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
      Total Repurchase Agreements
       (Cost $486,196,410)                                     486,196,410
    -----------------------------------------------------------------------
    TOTAL INVESTMENTS-100.17%
     (Cost $939,071,596)/(z)(aa)/                              939,071,596
    -----------------------------------------------------------------------
    OTHER ASSETS LESS
     LIABILITIES-(0.17)%                                        (1,621,353)
    -----------------------------------------------------------------------
    NET ASSETS-100.00%                                        $937,450,243
    -----------------------------------------------------------------------

Investment Abbreviations:

CEP    - CreditEnhancement Provider
IDR    - IndustrialDevelopment Revenue Bonds
INS    - Insurer
LOC    - Letterof Credit
MTN    - Medium-TermNotes
RACERS - RestructuredAsset Certificates with Enhanced ReturnS/sm/

PREMIER PORTFOLIO

Notes to Schedule of Investments:
/(a)/Security may be traded on a discount basis. Unless otherwise indicated, The interest rate shown represents the discount rate at the time of purchase by the Fund.
/(b)/Security not registered under the Securities Act of 1933, as amended
     (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $330,531,714, which represented 35.26% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
/(c)/The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as percentage of net assets) is summarized as follows: United Kingdom: 5.2%; other countries less than 5%: 7.4%.
/(d)/Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary. /(e)/Interest rate is redetermined monthly. Rate shown is the rate in effect on
     February 28, 2006.
/(f)/Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
/(g)/Principal and/or interest payments are secured by the bond insurance company listed.
/(h)/In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
/(i)/The Fund may demand prepayment of notes purchased under the Master Note
     Purchase Agreement upon one or two business day's notice. Interest rates are redetermined daily. Rate is shown is the rate in effect on February 28, 2006.
/(j)/Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2006.
/(k)/Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at February 28, 2006 represented 1.07% of the Fund's Net Assets.
/(l)/Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
/(m)/Interest rate is redetermined weekly. Rate shown is the rate in effect on
     February 28, 2006.
/(n)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,127,222. Collateralized by $1,048,169,664 U.S. Government obligations, 5.00% due July 1, 2035 to February 1, 2036 with an aggregate value at February 28, 2006 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $35,004,453.
/(o)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $900,114,500. Collateralized by $924,148,219 U.S. Government obligations, 5.00% to 5.50% due July 1, 2035 to
     November 1, 2035 with an aggregate value at February 28, 2006 of $918,000,000. The amount to be received upon repurchase by the Fund is $113,210,811.
/(p)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,806. Collateralized by $257,161,919 U.S. Government obligations, 3.08% to 5.72% due January 1, 2034 to February 1, 2036 with an aggregate value at February 28, 2006 of $255,002,673. The amount to be received upon repurchase by the Fund is $23,002,926.
/(q)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $892,114,535. Collateralized by $1,786,537,145 corporate obligations, 0% to 8.00% due March 1, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $927,720,001. The amount to be received upon repurchase by the Fund is $35,004,494.
/(r)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,128,403. Collateralized by $2,796,818,518 corporate and municipal obligations, 0.83% to 6.95% due December 15, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $1,050,000,000. The amount to be received upon repurchase by the Fund is $35,004,494.
/(s)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due July 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $35,004,433.
/(t)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to
     September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $35,004,433.
/(u)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $600,076,867. Collateralized by $640,048,883 corporate obligations, 4.74% to 5.73% due October 15, 2012 to April 25, 2036 with an aggregate value at February 28, 2006 of $630,000,000. The amount to be received upon repurchase by the Fund is $35,004,484.
/(v)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $35,004,433.
/(w)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by $511,784,664 U.S. Government obligations, 4.84% due August 01, 2033 with an aggregate value at February 28, 2006 of $513,132,768. The amount to be received upon repurchase by the Fund is $35,004,453.
/(x)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $350,044,528. Collateralized by $382,476,497 U.S. Government obligations, 0% to 6.00% due October 15, 2006 with an aggregate value at February 28, 2006 of $357,000,544. The amount to be received upon repurchase by the Fund is $35,004,453.
/(y)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $425,054,660. Collateralized by $458,429,850 corporate obligations, 3.99% to 5.36% due January 15, 2018 with an aggregate value at February 28, 2006 of $446,250,001. The amount to be received upon repurchase by the Fund is $35,004,501.
/(z)/Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy the issuers obligations. No concentration of any single entity was greater than 5%.
/(aa)/Also represents cost for federal income tax purposes.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2006
(Unaudited)

      ASSETS:
      Investments, excluding repurchase agreements, at value
       (cost $452,875,186)                                   $452,875,186
      -------------------------------------------------------------------
      Repurchase agreements (cost $486,196,410)               486,196,410
      -------------------------------------------------------------------
          Total investments (cost $939,071,596)               939,071,596
      -------------------------------------------------------------------
      Receivables for:
        Fund shares sold                                          698,437
      -------------------------------------------------------------------
        Interest                                                  613,813
      -------------------------------------------------------------------
          Total assets                                        940,383,846
      -------------------------------------------------------------------

      LIABILITIES:
      Payables for:
        Fund shares reacquired                                    626,505
      -------------------------------------------------------------------
        Dividends                                               2,305,703
      -------------------------------------------------------------------
      Accrued operating expenses                                    1,395
      -------------------------------------------------------------------
          Total liabilities                                     2,933,603
      -------------------------------------------------------------------
      Net assets applicable to shares outstanding            $937,450,243
      -------------------------------------------------------------------

      NET ASSETS CONSIST OF:
      Shares of beneficial interest                          $937,433,182
      -------------------------------------------------------------------
      Undistributed net investment income                          17,061
      -------------------------------------------------------------------
                                                             $937,450,243
      -------------------------------------------------------------------


NET ASSETS:
Investor Class                                                          $125,511,137
------------------------------------------------------------------------------------
Institutional Class                                                     $811,939,106
------------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
 UNLIMITED NUMBER OF SHARES AUTHORIZED:
Investor Class                                                           125,509,998
------------------------------------------------------------------------------------
Institutional Class                                                      811,925,719
------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for each class $       1.00
------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER PORTFOLIO

STATEMENT OF OPERATIONS
For the six months ended February 28, 2006
(Unaudited)

       INVESTMENT INCOME:
       Interest                                             $13,531,124
       -----------------------------------------------------------------

       EXPENSES:
       Advisory fees                                            815,026
       -----------------------------------------------------------------
       Less:Fees waived                                        (260,807)
       -----------------------------------------------------------------
           Net expenses                                         554,219
       -----------------------------------------------------------------
       Net investment income                                 12,976,905
       -----------------------------------------------------------------
       Net increase in net assets resulting from operations $12,976,905
       -----------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                                                                      FEBRUARY 28,
                                                                                                          2006
--------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                               $ 12,976,905
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                        (2,239,292)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                  (10,737,604)
--------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                (12,976,896)
--------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Investor Class                                                                                        13,444,946
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                  447,830,254
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                            461,275,200
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                              461,275,209
--------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                  476,175,034
--------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of $17,061 and $17,052, respectively)  $937,450,243
--------------------------------------------------------------------------------------------------------------------

                                                                                                        AUGUST 31,
                                                                                                           2005
--------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                               $  17,545,481
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                         (9,231,572)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                    (8,313,909)
--------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                 (17,545,481)
--------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Investor Class                                                                                       (772,899,080)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                   364,095,465
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                            (408,803,615)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                              (408,803,615)
--------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                   884,978,649
--------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of $17,061 and $17,052, respectively)  $ 476,175,034
--------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Premier Portfolio (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are presented on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays and advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to with the Fund is a party or in connection with securities owned by the Fund; and
(iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

PREMIER PORTFOLIO

  AIM has contractually agreed to waive advisory fees equal to 0.08% of the Fund's average daily net assets, through August 31, 2006.
  For the six months ended February 28, 2006, AIM waived fees of $260,807.
  The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AISI") to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.
  The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, FMC and/or ADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended
February 28, 2006, the Fund engaged in securities sales of $18,013,115, which resulted in net realized gains of $0.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or
(ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  The Fund did not have a capital loss carryforward as of August 31, 2005.

PREMIER PORTFOLIO


NOTE 7--SHARE INFORMATION

On February 25, 2005, the Fund established a multi-class structure and began to offer two different classes of shares: Investor Class shares and Institutional Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value. Shares issued prior to February 25, 2005 are now designated as Investor Class shares.

                                    CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                    YEAR ENDED
                                          FEBRUARY 28, 2006/(a)/              AUGUST 31, 2005
                                     -------------------------------  -------------------------------
                                         SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                         57,696,946  $    57,696,946   4,604,379,688  $ 4,604,379,688
------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/            5,386,058,035    5,386,058,035   5,030,741,715    5,030,741,715
------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                          2,182,761        2,182,761       2,925,540        2,925,540
------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/                1,053,306        1,053,306              --               --
------------------------------------------------------------------------------------------------------
Reacquired:
  Investor Class                        (46,434,761)     (46,434,761) (5,380,204,308)  (5,380,204,308)
------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/           (4,939,281,087)  (4,939,281,087) (4,666,646,250)  (4,666,646,250)
------------------------------------------------------------------------------------------------------
                                        461,275,200  $   461,275,200    (408,803,615) $  (408,803,615)
------------------------------------------------------------------------------------------------------

/(a)/77% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
/(b)/Institutional Class shares commenced sales on February 25, 2005.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                             INVESTOR CLASS
                                                          --------------------------------------------------------------
                                                                                                   THREE
                                                                                                   MONTHS
                                                            SIX MONTHS         YEAR ENDED          ENDED
                                                              ENDED            AUGUST 31,        AUGUST 31,
                                                           FEBRUARY 28,    ------------------       2003       ---------
                                                               2006          2005      2004    ----------        2003
------------------------------------------------------------------------------------------------               ----------
Net asset value, beginning of period                        $   1.00       $   1.00  $   1.00   $   1.00       $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02           0.02      0.01       0.00           0.01
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          --             --      0.00       0.00             --
-------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                            0.02           0.02      0.01       0.00           0.01
-------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                      (0.02)         (0.02)    (0.01)     (0.00)         (0.01)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $   1.00       $   1.00  $   1.00   $   1.00       $   1.00
-------------------------------------------------------------------------------------------------------------------------
Total return /(a)/                                              1.98%          2.46%     1.01%      0.24%          1.35%
-------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $125,511       $112,067  $884,979   $861,491       $493,553
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                             0.17 %/(b)/     0.20%     0.20%     0.21 %/(c)/     0.25%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          0.25 %/(b)/     0.25%     0.25%     0.25 %/(c)/     0.25%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets           3.96 %/(b)/     2.34%     1.00%     0.95 %/(c)/     1.35%
-------------------------------------------------------------------------------------------------------------------------

                                                          ----------------------


                                                           YEAR ENDED
                                                             MAY 31,
                                                          ----------------------
                                                            2002       2001
-------------------------------------------------------------------------------
Net asset value, beginning of period                      $   1.00  $     1.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.02        0.06
-------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        --          --
-------------------------------------------------------------------------------
    Total from investment operations                          0.02        0.06
-------------------------------------------------------------------------------
Less dividends from net investment income                    (0.02)      (0.06)
-------------------------------------------------------------------------------
Net asset value, end of period                            $   1.00  $     1.00
-------------------------------------------------------------------------------
Total return /(a)/                                            2.37%       6.03%
-------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $767,528  $1,428,016
-------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                            0.25%       0.25%
-------------------------------------------------------------------------------
  Without fee waivers                                         0.25%       0.25%
-------------------------------------------------------------------------------
Ratio of net investment income to average net assets          2.53%       5.89%
-------------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(b)/Ratios are annualized and based on average daily net assets of
     $113,618,084.
/(c)/Annualized.

PREMIER TAX-EXEMPT PORTFOLIO

SCHEDULE OF INVESTMENTS
February 28, 2006
(Unaudited)


                                                    PRINCIPAL
                                      RATINGS/(A)/    AMOUNT
                                      ------------    (000)           VALUE
                                      S&P  MOODY'S ------------    ------------
    ------------------------------------------------
    MUNICIPAL OBLIGATIONS-
     99.03%

    GEORGIA-5.85%
    Floyd (County of) Development
     Authority (Shorter College
     Project); VRD Series 1998 RB
     (LOC-SunTrust Bank)
     3.33%, 06/01/17/(b)(c)(d)/       A-1+     --     $1,900        $1,900,000
    ------------------------------------------------------------------------------

    ILLINOIS-11.91%
    Chicago (City of) (Churchview
     Supportive Living Facility);
     VRD Series 2003 Multi-
     Family Housing RB
     (LOC-Harris N.A.) (Acquired
     11/01/05; Cost $2,000,000)
     3.33%, 03/01/33/(b)(c)(d)(e)(f)/   -- VMIG-1      2,000         2,000,000
    ------------------------------------------------------------------------------
    Chicago (City of) (Crane Carton
     Co. Project); VRD Series 1992
     Economic RB (LOC-Bank of
     America, N.A.) (Acquired
     06/21/04; Cost $300,000)
     3.35%, 06/01/12/(b)(c)(d)(e)(f)/ A-1+     --        300           300,000
    ------------------------------------------------------------------------------
    Illinois (State of) Development
     Finance Authority (Aurora
     Central Catholic High
     School); VRD Series 1994 RB
     (LOC-Allied Irish Banks plc)
     3.45%, 04/01/24/(b)(c)(d)(g)/     A-1     --      1,000         1,000,000
    ------------------------------------------------------------------------------
    University of Illinois Auxiliary
     Facilities System; Series 1996
     Prerefunded RB
     5.20%, 10/01/06/(h)(i)/           AAA    Aaa        550           566,916
    ------------------------------------------------------------------------------
                                                                     3,866,916
    ------------------------------------------------------------------------------

    INDIANA-3.56%
    Indiana (State of) Housing
     Finance Authority (Pedcor
     Investments-Cumberland
     Crossing Apartments
     Development); VRD Series
     1997 M-B Multi-Family
     Housing RB (LOC-Federal
     Home Loan Bank of
     Indianapolis)
     3.32%, 01/01/29/(b)(c)(d)(e)/      -- VMIG-1        508           508,000
    ------------------------------------------------------------------------------
    Portage (City of) (Pedcor
     Investments-Port Crossing III
     Apartments Project); VRD
     Series 1995 B Economic
     Development RB
     (LOC-Federal Home Loan
     Bank of Indianapolis)
     3.40%, 08/01/30/(b)(c)(d)(e)/      -- VMIG-1        648           648,000
    ------------------------------------------------------------------------------
                                                                     1,156,000
    ------------------------------------------------------------------------------

                                                   PRINCIPAL
                                    RATINGS/(A)/     AMOUNT
                                    -------------    (000)        VALUE
                                     S&P  MOODY'S ------------ ------------
     ----------------------------------------------

     IOWA-2.93%
     Iowa (State of) Finance
      Authority (YMCA Project);
      VRD Series 2000 Economic
      Development RB (LOC-Wells
      Fargo Bank, N.A)
      3.30%, 06/01/10/(b)(c)(d)(j)/    --     --     $  950     $  950,000
     ----------------------------------------------------------------------

     KENTUCKY-21.68%
     Kentucky (State of) Area
      Development Districts
      Financing Trust (Ewing);
      VRD Series 2000 Lease
      Acquisition Program RB
      (LOC-Wachovia Bank, N.A.)
      3.30%, 06/01/33/(b)(c)(d)(k)/  A-1+     --      7,040      7,040,000
     ----------------------------------------------------------------------

     MARYLAND-1.20%
     Hyattsville (City of) (Safeway
      Inc. Projects); VRD Series
      1991 Refunding IDR (LOC-
      Deutsche Bank A.G.)
      3.25%, 06/01/06/(c)(g)(i)(l)/   A-1     --        390        390,000
     ----------------------------------------------------------------------

     MASSACHUSETTS-1.68%
     Hudson (Town of); Limited Tax
      Series 2005 GO (INS-Ambac
      Assurance Corp.)
      4.00%, 05/01/06/(m)/            AAA    Aaa        543        544,255
     ----------------------------------------------------------------------

     MICHIGAN-5.70%
     Michigan (State of) Housing
      Development Authority
      (Berrien Woods III); VRD
      Series 2000 B Multi-Family
      Housing RB (LOC-Federal
      Home Loan Bank of
      Indianapolis)
      3.35%, 07/01/32/(b)(c)(d)(e)/  A-1+     --        150        150,000
     ----------------------------------------------------------------------
     Michigan (State of) Strategic
      Fund (YMCA of Metropolitan
      Detroit Project); VRD Series
      2001 RB (LOC-JPMorgan
      Chase Bank)
      3.23%, 05/01/31/(b)(c)(d)/     A-1+     --        700        700,000
     ----------------------------------------------------------------------
     Michigan (State of); Unlimited
      Tax Series 2005 A GO
      4.50%, 09/29/06               SP-1+  MIG-1        300        302,102
     ----------------------------------------------------------------------
     Oakland (County of) Economic
      Development Corp.
      (Rochester College Project);
      VRD Series 2001 Limited
      Obligation RB (LOC-
      JPMorgan Chase Bank)
      3.27%, 08/01/21/(b)(c)(d)(k)/    -- VMIG-1        700        700,000
     ----------------------------------------------------------------------
                                                                 1,852,102
     ----------------------------------------------------------------------

PREMIER TAX-EXEMPT PORTFOLIO

                                                    PRINCIPAL
                                      RATINGS/(A)/    AMOUNT
                                      ------------    (000)        VALUE
                                      S&P  MOODY'S ------------ ------------
    ------------------------------------------------

    MONTANA-2.89%
    Great Falls (City of) (Safeway
     Inc. Projects); VRD Series
     1991 Refunding IDR (LOC-
     Deutsche Bank A.G.)
     3.25%, 06/01/06/(c)(g)(i)(l)/     A-1     --     $  400     $  400,000
    ------------------------------------------------------------------------
    Havre (City of) (Safeway Inc.
     Projects); VRD Series 1991
     Refunding IDR
     (LOC-Deutsche Bank A.G.)
     3.25%, 06/01/06/(c)(g)(i)(l)/     A-1     --        300        300,000
    ------------------------------------------------------------------------
    Montana (State of) Facility
     Finance Authority (Mission
     Ridge Project); VRD Series
     2002 RB (LOC-Lasalle
     Bank N.A.)
     3.21%, 08/01/27/(b)(c)(d)(k)(n)/   --     --        240        240,000
    ------------------------------------------------------------------------
                                                                    940,000
    ------------------------------------------------------------------------

    NORTH CAROLINA-0.92%
    Charlotte (City of); Series 2005
     Commercial Paper BAN
     3.32%, 10/05/06                  A-1+     --        300        300,000
    ------------------------------------------------------------------------

    OHIO-9.79%
    Lorain (County of) (EMH
     Regional Medical Center
     Project); VRD Series 2001
     Hospital Facilities RB
     (LOC-National City Bank)
     3.27%, 05/01/26/(b)(c)(d)(j)/      --     --      2,250      2,250,000
    ------------------------------------------------------------------------
    Loveland (City of) School
     District; Series 2005 Limited
     Tax TAN (INS-Financial
     Security Assurance Inc.)
     4.00%, 06/01/06/(m)/              AAA    Aaa        725        727,505
    ------------------------------------------------------------------------
    Ohio (State of) Water
     Development Authority
     (Cleveland); VRD Series 1999
     A Refunding Pollution
     Control Facilities RB
     (LOC-Barclays Bank PLC
     3.30%, 06/15/33/(b)(c)(d)(e)(g)/ A-1+ VMIG-1        200        200,000
    ------------------------------------------------------------------------
                                                                  3,177,505
    ------------------------------------------------------------------------

    OKLAHOMA-0.92%
    Tulsa (County of) Industrial
     Authority; VRD Series 2003 A
     Capital Improvements IDR
     3.13%, 05/15/06/(i)(l)/          A-1+     --        300        300,000
    ------------------------------------------------------------------------

    SOUTH CAROLINA-1.54%
    Charleston (County of) School
     District Development Corp.;
     Series 2005 Unlimited Tax
     TAN GO (CEP-South
     Carolina State Department of
     Education)
     3.75%, 04/13/06                    --  MIG-1        500        500,704
    ------------------------------------------------------------------------

                                                      PRINCIPAL
                                       RATINGS/(A)/     AMOUNT
                                       -------------    (000)        VALUE
                                        S&P  MOODY'S ------------ ------------
  ----------------------------------------------------

  TENNESSEE-0.93%
  Johnson City (City of) School
   District; Series 1994
   Unlimited Tax GO
   6.70%, 05/01/06/(h)(i)/               AAA    Aaa     $  300     $  301,777
  ----------------------------------------------------------------------------

  TEXAS-10.84%
  Bexar (County of) Health
   Facilities Development Corp.
   (Warm Springs
   Rehabilitation Foundation
   Project); VRD Series 1997
   Health Care System RB
   (LOC-JPMorgan Chase
   Bank)
   3.27%, 09/01/27/(b)(c)(d)/             -- VMIG-1        835        835,000
  ----------------------------------------------------------------------------
  Garland (City of) Industrial
   Development Authority Inc.
   (Carroll Co. Project); VRD
   Series 1984 IDR (LOC-Wells
   Fargo Bank, N.A.) (Acquired
   09/12/05; Cost $1,300,000)
   3.27%, 12/01/14/(b)(c)(d)(f)/          --    Aaa      1,300      1,300,000
  ----------------------------------------------------------------------------
  Lubbock (City of) Independent
   School District; VRD Series
   2006 School Building
   Unlimited Tax GO
   (CEP-Texas Permanent
   School Fund)
   5.25%, 09/07/06/(i)/                 A-1+ VMIG-1        400        403,978
  ----------------------------------------------------------------------------
  Sherman (City of) Higher
   Education Finance Corp.
   (Austin College Project);
   VRD Series 1997 Higher
   Education RB (LOC-Bank of
   America, N.A.)
   3.24%, 01/01/18/(b)(c)(d)(k)/        A-1+     --        577        577,000
  ----------------------------------------------------------------------------
  Texas (State of); Series 2005
   Unlimited Tax TRAN GO
   4.50%, 08/31/06                     SP-1+  MIG-1        400        402,920
  ----------------------------------------------------------------------------
                                                                    3,518,898
  ----------------------------------------------------------------------------

  VIRGINIA-3.17%
  Halifax (County of) Industrial
   Development Authority
   (O'Sullivan Industries-
   Virginia Inc.); VRD Series
   1998 Refunding IDR (LOC-
   Wachovia Bank, N.A.)
   (Acquired 12/22/05;
   Cost $1,030,000)
   3.34%, 10/01/08/(b)(c)(d)(e)(f)(n)/    --     --      1,030      1,030,000
  ----------------------------------------------------------------------------

  WASHINGTON-9.24%
  Lake Tapps Parkway Properties;
   VRD Series 1999 A Special
   Revenue RB (LOC-U.S.
   Bank N.A.)
   3.23%, 12/01/19/(b)(c)(d)(k)/          -- VMIG-1      1,651      1,651,000
  ----------------------------------------------------------------------------

PREMIER TAX-EXEMPT PORTFOLIO

                                                    PRINCIPAL
                                      RATINGS/(A)/    AMOUNT
                                      -----------     (000)        VALUE
                                      S&P  MOODY'S ------------ ------------
    ------------------------------------------------

    WASHINGTON-(CONTINUED)
    Washington (State of) Housing
     Finance Commission
     (University Preparatory
     Academy Project); VRD Series
     2000 Nonprofit RB (LOC-
     Bank of America, N.A.)
     3.24%, 07/01/30/(b)(c)(d)/       --   VMIG-1     $1,350     $1,350,000
    ------------------------------------------------------------------------
                                                                  3,001,000
    ------------------------------------------------------------------------

    WISCONSIN-2.74%
    Madison (City of) Community
     Development Authority
     (Hamilton Point Apartments
     Project); VRD Series 1997 A
     Refunding Multi-Family
     Housing RB (LOC-JPMorgan
     Chase Bank) (Acquired
     08/28/02; Cost $890,000)
     3.36%, 10/01/22/(b)(c)(d)(f)(j)/ --       --        890        890,000
    ------------------------------------------------------------------------

                                                  PRINCIPAL
                                    RATINGS/(A)/    AMOUNT
                                    ------------    (000)        VALUE
                                    S&P  MOODY'S ------------ ------------
     ---------------------------------------------

     WYOMING-1.54%
     Gillette (City of) Pollution
      Control; VRD Series 1991
      Refunding PCR (LOC-
      Barclays Bank PLC)
      3.28%, 01/01/18/(b)(c)(d)(g)/ A-1+   P-1       $500     $   500,000
     ---------------------------------------------------------------------
     TOTAL INVESTMENTS-99.03%
      (Cost $32,159,157)/(o)(p)/                               32,159,157
     ---------------------------------------------------------------------
     OTHER ASSETS LESS
      LIABILITIES-0.97%                                           314,715
     ---------------------------------------------------------------------
     NET ASSETS-100.00%                                       $32,473,872
     ---------------------------------------------------------------------

Investment Abbreviations:

BAN - Bond Anticipation Note               NRR  - Not Re-Rated
CEP - Credit Enhancement Provider          PCR  - Pollution Control Revenue Bonds
GO  - General Obligation Bonds             RB   - Revenue Bonds
IDR - Industrial Development Revenue Bonds TAN  - Tax Anticipation Notes
INS - Insurer                              TRAN - Tax and Revenue Anticipation Notes
LOC - Letter of Credit                     VRD  - Variable Rate Demand

Notes to Schedule of Investments:
/(a)/Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's
    Investors Service. Inc. ("Moody's"), except as indicated in note (j) and
    (n) below.
/(b)/Demand security; payable upon demand by the Fund at specified time intervals no greater than seven days.
/(c)/Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary. /(d)/Interest rate is redetermined weekly. Rate shown is the rate in effect on
    February 28, 2006.
/(e)/Security subject to the alternative minimum tax.
/(f)/Security not registered under the Securities Act of 1933, as amended
    (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $5,520,000, which represented 17.00% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
/(g)/The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
/(h)/Advance refunded; secured by an escrow fund of U.S. Treasury obligations. /(i)/Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
/(j)/Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
/(k)/In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
/(l)/Interest rate is redetermined semi-annually. Rate shown is the rate in effect on February 28, 2006.
/(m)/Principal and/or interest payments are secured by the bond insurance company listed.
/(n)/Security is not rated by S&P or by Moody's; however it is rated by Fitch
     IBCA ("Fitch") of F-1+.
/(o)/This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

           ENTITIES                                      PERCENTAGES
           --------                                      -----------
           Wachovia Bank, N.A.                             25.04%
           ---------------------------------------------------------
           JPMorgan Chase Bank                               9.70
           ---------------------------------------------------------
           National City Bank                                6.98
           ---------------------------------------------------------
           Wells Fargo Bank, N.A.                            6.98
           ---------------------------------------------------------
           Bank of America, N.A.                             6.91
           ---------------------------------------------------------
           Harris N.A.                                       6.21
           ---------------------------------------------------------
           Sun Trust Bank                                    5.90
           ---------------------------------------------------------
           US Bank Corp.                                     5.12
           ---------------------------------------------------------
           Other Entities Less Than 5% Each                 27.16
           ---------------------------------------------------------

/(p)/Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER TAX-EXEMPT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2006
(Unaudited)


ASSETS:
Investments, at value (cost $32,159,157)                                $32,159,157
------------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                          200,694
------------------------------------------------------------------------------------
  Interest                                                                  147,288
------------------------------------------------------------------------------------
    Total assets                                                         32,507,139
------------------------------------------------------------------------------------

LIABILITIES:
Dividends payable                                                            31,196
------------------------------------------------------------------------------------
Accrued operating expenses                                                    2,071
------------------------------------------------------------------------------------
    Total liabilities                                                        33,267
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                             $32,473,872
------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                           $32,473,728
------------------------------------------------------------------------------------
Undistributed net investment income                                             444
------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities              (300)
------------------------------------------------------------------------------------
                                                                        $32,473,872
------------------------------------------------------------------------------------

NET ASSETS:
Investor Class                                                          $19,779,130
------------------------------------------------------------------------------------
Institutional Class                                                     $12,694,742
------------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
UNLIMITED NUMBER OF SHARES AUTHORIZED:
Investor Class                                                           19,778,217
------------------------------------------------------------------------------------
Institutional Class                                                      12,695,955
------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for each class $      1.00
------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER TAX-EXEMPT PORTFOLIO


STATEMENT OF OPERATIONS
For the six months ended February 28, 2006
(Unaudited)



         INVESTMENT INCOME:
         Interest                                             $441,203
         -------------------------------------------------------------

         EXPENSES:
         Advisory fees                                          37,086
         -------------------------------------------------------------
             Total expenses                                     37,086
         -------------------------------------------------------------
         Net investment income                                 404,117
         -------------------------------------------------------------
         Net increase in net assets resulting from operations $404,117
         -------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER TAX-EXEMPT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                                                                FEBRUARY 28,  AUGUST 31,
                                                                                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                         $   404,117  $    593,080
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                   (263,173)     (468,738)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                              (140,944)     (124,342)
--------------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                            (404,117)     (593,080)
--------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Investor Class                                                                                   (903,702)  (16,435,217)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                             3,273,777     9,422,178
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                       2,370,075    (7,013,039)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                         2,370,075    (7,013,039)
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                            30,103,797    37,116,836
--------------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of $444 and $444, respectively)  $32,473,872  $ 30,103,797
--------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER TAX-EXEMPT PORTFOLIO

NOTES TO FINANCIALS STATEMENTS
February 28, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Premier Tax-Exempt Portfolio (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays and advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and
(iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

PREMIER TAX-EXEMPT PORTFOLIO


  The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AISI") to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.
  The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, FMC and/or ADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended
February 28, 2006, the Fund engaged in securities sales of $2,474,212, which resulted in net realized gains of $0.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by AIM and not by the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or
(ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                         CAPITAL LOSS
                         EXPIRATION      CARRYFORWARD*
                         -----------------------------
                         August 31, 2012     $300
                         -----------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

PREMIER TAX-EXEMPT PORTFOLIO


NOTE 7--SHARE INFORMATION

On February 25, 2005, the Fund established a multi-class structure and began to offer two different classes of shares: Investor Class shares and Institutional Class shares. Each class of shares is sold at net asset value. Shares issued prior to February 25, 2005 are now designated as Investor Class shares.
  Investor Class shares of the Fund are offered only to certain grandfathered investors.

                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                     ------------------------------------------------------
                                          SIX MONTHS ENDED               YEAR ENDED
                                            FEBRUARY 28,                 AUGUST 31,
                                             2006/(a)/                      2005
                                     -------------------------  ---------------------------
                                        SHARES       AMOUNT        SHARES         AMOUNT
--------------------------------------------------------------------------------------------
Sold:
  Investor Class                       6,796,643  $  6,796,643    82,066,662  $  82,066,662
--------------------------------------------------------------------------------------------
  Institutional Class/(b)/            48,831,762    48,831,762   133,132,066    133,132,066
--------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                         255,165       255,165       458,935        458,935
--------------------------------------------------------------------------------------------
  Institutional Class/(b)/               127,037       127,037       103,019        103,019
--------------------------------------------------------------------------------------------
Reacquired:
  Investor Class                      (7,955,510)   (7,955,510)  (98,960,814)   (98,960,814)
--------------------------------------------------------------------------------------------
  Institutional Class/(b)/           (45,685,022)  (45,685,022) (123,812,907)  (123,812,907)
--------------------------------------------------------------------------------------------
                                       2,370,075  $  2,370,075    (7,013,039) $  (7,013,039)
--------------------------------------------------------------------------------------------

/(a)/There are three entities that are each a record owner of more than 5% of the outstanding shares of the fund and in the aggregate they own 45% of the outstanding shares of the Fund. The distributor has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is one individual that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
/(b)/Institutional Class shares commenced sales on February 25, 2005.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      INVESTOR CLASS
                                                     ----------------------------------------------------------
                                                         SIX MONTHS                             THREE MONTHS
                                                     ENDED FEBRUARY 28, YEAR ENDED AUGUST 31, ENDED AUGUST 31,
                                                            2006        --------------------        2003
                                                     ------------------   2005       2004     ----------------
------------------------------------------------------                  -----------------------
Net asset value, beginning of period                      $  1.00       $  1.00    $  1.00        $  1.00
----------------------------------------------------------------------------------------------------------------
Net investment income                                        0.01          0.02       0.01           0.00
----------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                   (0.01)        (0.02)     (0.01)         (0.00)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  1.00       $  1.00    $  1.00        $  1.00
----------------------------------------------------------------------------------------------------------------
Total return/(a)/                                            1.35%         1.88%      0.91%          0.21%
----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $19,779       $20,682    $37,117        $44,164
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      0.25%/(b)/    0.25%      0.25%          0.25%/(c)/
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         2.72%/(b)/    1.88%      0.90%          0.85%/(c)/
----------------------------------------------------------------------------------------------------------------

                                                     --------------------------

                                                         YEAR ENDED MAY 31,
                                                     -------------------------
                                                       2003     2002     2001
-------------------------------------------------------------------------------
Net asset value, beginning of period                 $  1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------
Net investment income                                   0.01     0.02     0.04
-------------------------------------------------------------------------------
Less dividends from net investment income              (0.01)   (0.02)   (0.04)
-------------------------------------------------------------------------------
Net asset value, end of period                       $  1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------
Total return/(a)/                                       1.19%    1.81%    3.89%
-------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $45,013  $67,406  $59,638
-------------------------------------------------------------------------------
Ratio of expenses to average net assets                 0.25%    0.25%    0.25%
-------------------------------------------------------------------------------
Ratio of net investment income to average net assets    1.19%    1.80%    3.81%
-------------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(b)/Ratios are annualized and based on average daily net assets of $19,596,396. /(c)/Annualized.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

SCHEDULE OF INVESTMENTS
February 28, 2006
(Unaudited)

                                                       PRINCIPAL
                                                        AMOUNT
                                              MATURITY   (000)       VALUE
    ----------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY
     SECURITIES-44.96%

    FEDERAL FARM CREDIT BANK-
     3.42%
    Floating Rate Bonds, 4.43%/(a)/           08/01/07 $  1,000    $  999,725
    ----------------------------------------------------------------------------

    FEDERAL HOME LOAN BANK
     (FHLB)-8.50%
    Global Unsec. Bonds, 3.25%                07/21/06    1,000       997,160
    ----------------------------------------------------------------------------
    Unsec. Bonds, 3.54%                       09/15/06      500       497,098
    ----------------------------------------------------------------------------
    Unsec. Disc. Notes,/(b)/
     4.40%                                    05/31/06      500       494,439
    ----------------------------------------------------------------------------
      4.44%                                   06/07/06      500       493,963
    ----------------------------------------------------------------------------
                                                                    2,482,660
    ----------------------------------------------------------------------------

    FEDERAL HOME LOAN MORTGAGE
     CORP (FHLMC)-23.19%
    Freddie Mac-Series M006, Class A, Taxable
     Multifamily VRD Ctfs., 4.57%/(c)(d)/     10/15/45    2,807     2,806,693
    ----------------------------------------------------------------------------
    Unsec. Disc. Notes,/(b)/
     4.34%                                    03/27/06      703       700,796
    ----------------------------------------------------------------------------
      3.93%                                   05/02/06      511       507,541
    ----------------------------------------------------------------------------
      4.42%                                   06/05/06    1,000       988,213
    ----------------------------------------------------------------------------
      4.52%                                   07/03/06      500       492,214
    ----------------------------------------------------------------------------
      4.63%                                   08/08/06      300       293,827
    ----------------------------------------------------------------------------
      4.59%                                   10/17/06      500       485,338
    ----------------------------------------------------------------------------
    Unsec. Medium Term Notes, 2.91%           06/16/06      500       498,127
    ----------------------------------------------------------------------------
                                                                    6,772,749
    ----------------------------------------------------------------------------

    FEDERAL NATIONAL MORTGAGE
     ASSOCIATION (FNMA)-4.03%
    Unsec. Disc. Notes, 4.47%/(b)/            07/28/06      660       647,790
    ----------------------------------------------------------------------------
    Unsec. Global Notes, 2.25%                05/15/06      530       527,532
    ----------------------------------------------------------------------------
                                                                    1,175,322
    ----------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT
                                             MATURITY   (000)      VALUE
   -------------------------------------------------------------------------

   OVERSEAS PRIVATE INVESTMENT
    CORP.-5.82%
   Gtd. Floating Rate Notes, 4.57%/(c)(d)/   11/21/07  $1,700   $ 1,700,000
   -------------------------------------------------------------------------
       Total U.S. Government Agency
        Securities
        (Cost $13,130,456)                                       13,130,456
   -------------------------------------------------------------------------
   TOTAL INVESTMENTS (excluding
    Repurchase Agreements)-44.96%
    (Cost $13,130,456)                                           13,130,456
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENTS-
    55.48%
   Bank of Nova Scotia (The) 4.56%/(e)/      03/01/06   1,000     1,000,000
   -------------------------------------------------------------------------
   Barclays Capital Inc. 4.56%/(f)/          03/01/06   5,200     5,200,259
   -------------------------------------------------------------------------
   BNP Paribas Securities Corp. 4.56%/(g)/   03/01/06   1,000     1,000,000
   -------------------------------------------------------------------------
   Citigroup Global Markets Inc. 4.56%/(h)/  03/01/06   5,000     5,000,000
   -------------------------------------------------------------------------
   Credit Suisse First Boston LLC 4.56%/(i)/ 03/01/06   1,000     1,000,000
   -------------------------------------------------------------------------
   Deutsche Bank Securities Inc. 4.56%/(j)/  03/01/06   1,000     1,000,000
   -------------------------------------------------------------------------
   Goldman, Sachs & Co. 4.56%/(k)/           03/01/06   1,000     1,000,000
   -------------------------------------------------------------------------
   Morgan Stanley & Co., Inc. 4.56%/(l)/     03/01/06   1,000     1,000,000
   -------------------------------------------------------------------------
       Total Repurchase Agreements
        (Cost $16,200,259)                                       16,200,259
   -------------------------------------------------------------------------
   TOTAL INVESTMENTS-100.44%
    (Cost $29,330,715)/(m)(n)/                                   29,330,715
   -------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES-
    (0.44)%                                                        (129,824)
   -------------------------------------------------------------------------
   NET ASSETS-100.00%                                           $29,200,891
   -------------------------------------------------------------------------

                          InvestmentAbbreviations:
                          Ctfs.- Certificates
                          Disc.- Discounted
                          Gtd.- Guaranteed
                          Unsec.- Unsecured
                          VRD- Variable Rate Demand

Notes to Schedule of Investments:
/(a)/Interest rate is redetermined monthly. Rate shown is the rate in effect on
     February 28, 2006.
/(b)/Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
/(c)/Interest rate is redetermined weekly. Rate shown is the rate in effect on
     February 28, 2006.
/(d)/Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
/(e)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $254,436,000 U.S. Government obligations, 0% to 5.38% due May 15, 2006 to February 15, 2031 with an aggregate value at February 28, 2006 of $255,000,018. The amount to be received upon repurchase by the Fund is $1,000,127.
/(f)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $578,349,356. Collateralized by $594,880,000 U.S. Government obligations, 0% to 4.63% due May 26, 2006 to July 18, 2007 with an aggregate value at February 28, 2006 of $589,845,706. The amount to be received upon repurchase by the Fund is $5,200,918.
/(g)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $256,268,000 U.S. Government obligations, 0% to 7.40% due March 06, 2006 to July 15, 2032 with an aggregate value at February 28, 2006 of $255,004,932. The amount to be received upon repurchase by the Fund is $1,000,127.
/(h)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,333. Collateralized by $466,423,000 U.S. Government obligations, 0% to 7.25% due July 15, 2006 to May 15, 2030 with an aggregate value at February 28, 2006 of $510,000,688. The amount to be received upon repurchase by the Fund is $5,000,633.
/(i)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% to 0% due June 05, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $1,000,127.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

/(j)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to
     September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $1,000,127.
/(k)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $1,000,127.
/(l)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $285,200,000 U.S. Government obligations, 0% to 5.00% due July 03, 2008 to October 15, 2015 with an aggregate value at February 28, 2006 of $283,117,070. The amount to be received upon repurchase by the Fund is $1,000,127.
/(m)/This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

              ENTITIES                                 PERCENTAGE
              --------                                 ----------
              Federal Home Loan Mortgage Corp. (FHLMC)    23.2%
              ---------------------------------------------------
              Barclays Capital Inc.                       17.8
              ---------------------------------------------------
              Citigroup Global Markets Inc.               17.1
              ---------------------------------------------------
              Federal Home Loan Bank (FHLB)                8.5
              ---------------------------------------------------
              Overseas Private Investment Corp.            5.8
              ---------------------------------------------------
              Other Entities Less Than 5%                 28.0
              ---------------------------------------------------

/(n)/Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2006
(Unaudited)


 ASSETS:
 Investments, excluding repurchase agreements, at value
  (cost $13,130,456)                                               $13,130,456
 -----------------------------------------------------------------------------
 Repurchase agreements (cost $16,200,259)                           16,200,259
 -----------------------------------------------------------------------------
     Total investments (cost $29,330,715)                           29,330,715
 -----------------------------------------------------------------------------
 Receivables for:
   Fund shares sold                                                     11,704
 -----------------------------------------------------------------------------
   Interest                                                             51,143
 -----------------------------------------------------------------------------
 Investment for trustee deferred compensation and retirement plans      16,762
 -----------------------------------------------------------------------------
     Total assets                                                   29,410,324
 -----------------------------------------------------------------------------

 LIABILITIES:
 Payables for:
   Fund shares reacquired                                              187,475
 -----------------------------------------------------------------------------
   Dividends                                                             2,575
 -----------------------------------------------------------------------------
   Trustee deferred compensation and retirement plans                   19,383
 -----------------------------------------------------------------------------
     Total liabilities                                                 209,433
 -----------------------------------------------------------------------------
 Net assets applicable to shares outstanding                       $29,200,891
 -----------------------------------------------------------------------------

 NET ASSETS CONSIST OF:
 Shares of beneficial interest                                     $29,174,566
 -----------------------------------------------------------------------------
 Undistributed net investment income                                    26,325
 -----------------------------------------------------------------------------
                                                                   $29,200,891
 -----------------------------------------------------------------------------
 NET ASSETS:
 Investor Class                                                    $29,200,891
 -----------------------------------------------------------------------------

 SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:
   Investor Class                                                   29,200,891
 -----------------------------------------------------------------------------
 Net asset value, offering and redemption price per share          $      1.00
 -----------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

STATEMENT OF OPERATIONS
For the six months ended February 28, 2006
(Unaudited)

         INVESTMENT INCOME:
         Interest                                             $612,394
         --------------------------------------------------------------

         EXPENSES:
         Advisory fees                                          37,556
         --------------------------------------------------------------
         Less:Fees waived                                      (12,021)
         --------------------------------------------------------------
             Net expenses                                       25,535
         --------------------------------------------------------------
         Net investment income                                 586,859
         --------------------------------------------------------------
         Net increase in net assets resulting from operations $586,859
         --------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                                                                      FEBRUARY 28,  AUGUST 31,
                                                                                                          2006         2005
-------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                               $   586,859  $   691,415
-------------------------------------------------------------------------------------------------------------------------------
  Distributions to shareholders from net investment income-Investor Class                                (586,859)    (691,415)
-------------------------------------------------------------------------------------------------------------------------------
  Share transactions-net-Investor Class                                                                (2,397,094)  (9,724,950)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                              (2,397,094)  (9,724,950)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                  31,597,985   41,322,935
-------------------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of $26,325 and $26,325, respectively)  $29,200,891  $31,597,985
-------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Premier U.S. Government Money Portfolio (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays and advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and
(iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  AIM has contractually agreed to waive advisory fees equal to 0.08% of the Fund's average daily net assets, through August 31, 2006.
  For the six months ended February 28, 2006, AIM waived fees of $12,021.
  The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AISI") to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.
  The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, FMC and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or
(ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  The Fund did not have a capital loss carryforward as of August 31, 2005.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


NOTE 6--SHARE INFORMATION

On February 25, 2005, the Fund established a multi-class structure and currently consists of two different classes of shares: Investor Class shares and Institutional Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value. Shares issued prior to February 25, 2005 are now designated as Investor Class shares. Institutional Class shares have not commenced sales.

                             CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED             YEAR ENDED
                                           FEBRUARY 28,               AUGUST 31,
                                               2006                      2005
                                     -----------------------  -------------------------
                                       SHARES       AMOUNT    SHARES       AMOUNT
----------------------------------------------------------------------------------------
Sold:
  Investor Class                      4,400,692  $ 4,400,692   20,290,914  $ 20,290,914
----------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                        567,384      567,384      668,928       668,928
----------------------------------------------------------------------------------------
Reacquired:
  Investor Class                     (7,365,170)  (7,365,170) (30,684,792)  (30,684,792)
----------------------------------------------------------------------------------------
                                     (2,397,094) $(2,397,094)  (9,724,950) $ (9,724,950)
----------------------------------------------------------------------------------------

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated

                                                                                    INVESTOR CLASS
                                                     ---------------------------------------------------------------------------
                                                      SIX MONTHS        YEAR ENDED     THREE MONTHS            YEAR ENDED
                                                        ENDED           AUGUST 31,        ENDED                 MAY 31,
                                                     FEBRUARY 28,    ----------------   AUGUST 31,     -------------------------
                                                         2006          2005     2004       2003          2003     2002     2001
------------------------------------------------------               -------------------               --------------------------
Net asset value, beginning of period                   $  1.00       $  1.00  $  1.00    $  1.00       $  1.00  $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     0.02          0.02    0.003      0.001          0.01     0.02     0.05
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                (0.02)        (0.02)  (0.003)    (0.001)        (0.01)   (0.02)   (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  1.00       $  1.00  $  1.00    $  1.00       $  1.00  $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return/(a)/                                         1.96%         2.06%    0.30%      0.08%         0.72%    1.67%    5.24%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $29,201       $31,598  $41,323    $64,883       $67,097  $75,720  $75,380
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements            0.17%/(b)/    0.52%    0.85%      0.85%/(c)/    0.85%    0.85%    0.86%
---------------------------------------------------------------------------------------------------------------------------------
Without fee waivers and/or expense reimbursements         0.25%/(b)/    0.96%    1.50%      1.25%/(c)/    1.11%    1.04%    1.18%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets      3.91%/(b)/    1.98%    0.29%      0.33%/(c)/    0.72%    1.65%    5.10%
---------------------------------------------------------------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(b)/Ratios are annualized and based on average daily net assets of $30,293,693. /(c)/Annualized.

AIM TREASURER'S SERIES TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.
  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.
  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on

AIM TREASURER'S SERIES TRUST
behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.
  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under
Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.
  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that:
(i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA (S) 502(a)(2); (ii) plaintiff lacks standing under ERISA (S) 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP; (iv) the motion is denied as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.
  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.


*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM TREASURER'S SERIES TRUST

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES    OFFICERS                                                  OFFICE OF THE FUND
Bob R. Baker         Robert H. Graham                                          11 Greenway Plaza
                     President and Principal Executive Officer                 Suite 100
Frank S. Bayley                                                                Houston, TX 77046-1173
                     Mark H. Williamson
James T. Bunch       Executive Vice President                                  INVESTMENT ADVISOR

Bruce L. Crockett    Todd L. Spillane                                          A I M Advisors, Inc.
Chair                Chief Compliance Officer                                  11 Greenway Plaza
                                                                               Suite 100
Albert R. Dowden     Russell C. Burk                                           Houston, TX 77046-1173
                     Senior Vice President and Senior Officer
Edward K. Dunn, Jr.                                                            TRANSFER AGENT
                     John M. Zerr
Jack M. Fields       Senior Vice President, Secretary and Chief Legal Officer  AIM Investment Services, Inc.
                                                                               P.O. Box 4739
Carl Frischling      Sidney M. Dilgren                                         Houston, TX 77210-4739
                     Vice President, Treasurer and Principal Financial Officer
Robert H. Graham                                                               CUSTODIAN
Vice Chair           Lisa O. Brinkley
                     Vice President                                            The Bank of New York
Prema Mathai-Davis                                                             2 Hanson Place
                     Kevin M. Carome                                           Brooklyn, NY 11217-1431
Lewis F. Pennock     Vice President
                                                                               COUNSEL TO THE FUND
Ruth H. Quigley      J. Philip Ferguson
                     Vice President                                            Ballard Spahr
Larry Soll                                                                     Andrews & Ingersoll, LLP
                     Karen Dunn Kelley                                         1735 Market Street, 51st Floor
Raymond Stickel, Jr. Vice President                                            Philadelphia, PA 19103-7599

Mark H. Williamson                                                             COUNSEL TO THE INDEPENDENT TRUSTEES

                                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                                               1177 Avenue of the Americas
                                                                               New York, NY 10036-2714

                                                                               DISTRIBUTOR

                                                                               A I M Distributors, Inc.
                                                                               11 Greenway Plaza
                                                                               Suite 100
                                                                               Houston, TX 77046-1173

DOMESTIC EQUITY                                    SECTOR EQUITY

AIM Basic Balanced Fund*                 AIM Advantage Health Sciences Fund
AIM Basic Value Fund                     AIM Energy Fund
AIM Capital Development Fund             AIM Financial Services Fund
AIM Charter Fund                         AIM Global Health Care Fund
AIM Constellation Fund                   AIM Global Real Estate Fund
AIM Diversified Dividend Fund            AIM Gold & Precious Metals Fund
AIM Dynamics Fund                        AIM Leisure Fund
AIM Large Cap Basic Value Fund           AIM Multi-Sector Fund
AIM Large Cap Growth Fund                AIM Real Estate Fund/1/
AIM Mid Cap Basic Value Fund             AIM Technology Fund
AIM Mid Cap Core Equity Fund/1/          AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                            FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                   TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                AIM Enhanced Short-Term Bond Fund
AIM Small Cap Growth Fund                AIM Floating Rate Fund
AIM Structured Core Fund                 AIM High Yield Fund
AIM Structured Growth Fund               AIM Income Fund
AIM Structured Value Fund                AIM Intermediate Government Fund
AIM Summit Fund                          AIM International Bond Fund
AIM Trimark Endeavor Fund                AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund         AIM Money Market Fund
                                         AIM Short Term Bond Fund
*Domestic equity and income fund         AIM Total Return Bond Fund
                                         Premier Portfolio
INTERNATIONAL/GLOBAL EQUITY              Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund             TAX-FREE
AIM China Fund
AIM Developing Markets Fund              AIM High Income Municipal Fund/1/
AIM European Growth Fund                 AIM Municipal Bond Fund
AIM European Small Company Fund/1/       AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund        AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                   Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund                           AIM ALLOCATION SOLUTIONS
AIM Japan Fund
AIM International Core Equity Fund       AIM Conservative Allocation Fund
AIM International Growth Fund            AIM Growth Allocation Fund/2/
AIM International Small Company Fund/1/  AIM Moderate Allocation Fund
AIM Trimark Fund                         AIM Moderate Growth Allocation Fund
                                         AIM Moderately Conservative Allocation
                                          Fund

                                              DIVERSIFIED PORTFOLIOS

                                         AIM Income Allocation Fund
                                         AIM International Allocation Fund

/1/This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

/2/Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

     Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

     Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

     If used after June 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M MANAGEMENT GROUP INC. HAS PROVIDED LEADERSHIP IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1976 AND MANAGES $128 BILLION IN ASSETS. AIM IS A SUBSIDIARY OF AMVESCAP PLC, ONE OF THE WORLD'S LARGEST INDEPENDENT FINANCIAL SERVICES COMPANIES WITH $386 BILLION IN ASSETS UNDER MANAGEMENT. DATA AS OF DECEMBER 31, 2005.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND FEES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

AIMinvestments.com              I-TST-SAR-1             A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

Mutual    Retirement   Annuities   College   Separately    Offshore   Cash
Funds     Products                 Savings   Managed       Products   Management
                                   Plans     Accounts

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

                                                             INSTITUTIONAL CLASS
                                             AIM TREASURER'S SERIES TRUST (ATST)
                                                               Premier Portfolio
                                                    Premier Tax-Exempt Portfolio

                                                               FEBRUARY 28, 2006
                                                               SEMIANNUAL REPORT

                                  [COVER IMAGE]
               SEMI
               ANNUAL

INSIDE THIS REPORT

Letter to Shareholders ...............................................   1

Fund Data ............................................................   2

Fund Objectives and Strategies .......................................   2

Letter from Independent
Chairman of Board of Trustees ........................................   4

Calculating Your Ongoing Fund Expenses ...............................   5

Approval of Investment Advisory Agreements and
Summary of Independent Written Fee Evaluation ........................   6

Financial Pages:
   Premier Portfolio .................................................  10
   Premier Tax-Exempt Portfolio ......................................  19

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM TREASURER'S SERIES TRUST

                         DEAR SHAREHOLDER:

                         We are pleased to provide this semiannual report on the performance of the Institutional Class of AIM Treasurer's Series Trust for the six-month reporting period ended February 28, 2006.

[GRAHAM PHOTO]             Each fund seeks to provide a high level of current
                         income, consistent with the preservation of capital and the maintenance of liquidity.

                           Through a combination of short-term cash management
                         vehicles and selective use of a longer maturity schedule for higher yields, each fund continued to provide competitive returns. Each fund continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.

ROBERT H. GRAHAM           Over the reporting period, rising short-term
                         interest rates resulted in gradually increasing yields for each fund.

                         MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

[WILLIAMSON PHOTO]       The economy continued to expand over the reporting
                         period, albeit somewhat unevenly. The fourth quarter of 2005 marked the end of remarkably stable gross domestic product (GDP) growth. For eight consecutive quarters, GDP had risen at annualized rates of between 3.3% and 4.3%. A spike in energy prices before and after several severe hurricanes hit the U.S. Gulf Coast stifled consumer spending, widened the trade gap and hurt retail sales. These, in turn, led to anemic GDP growth in the fourth quarter.
                         However, in January, retail sales rose by 2.9% and the jobless rate fell to 4.7%, which was the lowest reading since July 2001.

MARK H. WILLIAMSON         The economy regained momentum at the beginning of
                         the first quarter of 2006. From the end of 2003 to the close of the reporting period, the Federal Reserve Board (the Fed) raised the federal funds rate by 25 basis points (0.25%) 14 times, to 4.50%. The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

                           Interest rates of short-term Treasuries have been
                         volatile as the Fed has raised interest rates. At the close of the reporting period, the Treasury yield curve remained relatively flat, with the difference in yields between three-month Treasury securities and the 30-year Treasury bond less than 50 basis points (0.50%).

                         IN CONCLUSION

                         AIM Investments --REGISTERED TRADEMARK-- is committed to the goals of safety, liquidity and yield in institutional fund management. We are also dedicated to superior customer service. To reach a member of our Client Services department, call 800-959-4246. Thank you for your investment in AIM Treasurer's Series Trust.

                         Sincerely,

                         /s/ ROBERT H. GRAHAM             /s/ MARK H. WILLIAMSON

                         Robert H. Graham                 Mark H. Williamson
                         Vice Chair & President,          President, A I M
                         AIM Treasurer's Series Trust     Advisors, Inc.

                         APRIL 12, 2006

                         THE VIEWS AND OPINIONS EXPRESSED IN THIS LETTER ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

AIM TREASURER'S SERIES TRUST

FUND DATA

DATA AS OF 2/28/06

                                 YIELDS                  WEIGHTED AVERAGE MATURITY
                           7-DAY        MONTHLY       RANGE DURING        AT REPORTING
FUND                     SEC YIELD       YIELD      REPORTING PERIOD       PERIOD-END           NET ASSETS
Premier/1/                 4.45%         4.42%         13-45 days            25 days          $811.9 million
Premier Tax-Exempt         3.02          2.95          21-38 days            27 days            12.6 million

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT
AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY. MONTHLY YIELDS REPRESENT ANNUALIZED RESULTS FOR THE PERIOD, NET OF FEES AND EXPENSES, AND EXCLUDE ANY REALIZED CAPITAL GAINS OR LOSSES.

/1/HAD THE ADVISOR NOT WAIVED CERTAIN FEES AND/OR REIMBURSED CERTAIN EXPENSES, PERFORMANCE WOULD HAVE BEEN LOWER.

FUND OBJECTIVES AND STRATEGIES

PREMIER PORTFOLIO

Premier Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

     The Fund invests in short-term money market instruments that blend top-tier, high quality U.S. dollar denominated obligations, which include commercial paper, certificates of deposit, master and promissory notes, municipal securities and repurchase agreements.

     The Fund continues to hold the highest credit quality rating (Aaa) given by Moody's, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund's overall credit quality, market price exposure and management.

PREMIER TAX-EXEMPT PORTFOLIO

Premier Tax-Exempt Portfolio seeks to provide a high level of current income, consistent with preservation of capital and maintenance of liquidity.

     The Fund invests in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

AIM TREASURER'S SERIES TRUST

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/06
                                    PREMIER
                PREMIER            TAX-EXEMPT
                PORTFOLIO           PORTFOLIO
1-7               61.9%               84.5%
8-30              15.9                 0.0
31-90             17.5                 4.7
91-180             2.0                 5.2
181+               2.7                 5.6

The number of days to maturity of each holding is determined in accordance with provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Funds may invest up to 50% of their assets in U.S. dollar-denominated foreign securities. The Funds may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

AIM TREASURER'S SERIES TRUST

                         DEAR FELLOW AIM FUND SHAREHOLDERS:

[CROCKETT PHOTO]         Having completed a year of transition and change at AIM
                         Funds--as well as my first full year as your board's independent chair--I can assure you that shareholder interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                         Some highlights of 2005 board activity:

                         . Board approval of voluntary fee reductions, which
                           are saving shareholders more than $20 million annually, based on asset levels as of March 31, 2005.

BRUCE L. CROCKETT        . Board approval for the merger of 14 funds into other
                           AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                         . Board approval for portfolio management changes at
                           11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                           In 2006, your board will continue to focus on
                         reducing costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                           The AIM Funds board is pleased to welcome our newest
                         independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                           Your board welcomes your views. Please mail them to
                         me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                         Sincerely,


                         /s/ BRUCE L. CROCKETT

                         Bruce L. Crockett
                         Independent Chair
                         On Behalf of the Board of Trustees
                         AIM Funds

                         APRIL 12, 2006

AIM TREASURER'S SERIES TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of an Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005, through February 28, 2006.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return.

     THE HYPOTHETICAL ACCOUNT VALUES AND EXPENSES MAY NOT BE USED TO ESTIMATE THE ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES YOU PAID FOR THE PERIOD. YOU MAY USE THIS INFORMATION TO COMPARE THE ONGOING COSTS OF INVESTING IN A FUND AND OTHER FUNDS. TO DO SO, COMPARE THIS 5% HYPOTHETICAL EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES THAT APPEAR IN THE SHAREHOLDER REPORTS OF THE OTHER FUNDS.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                               ACTUAL                           HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING ACCOUNT    ENDING ACCOUNT       EXPENSES    ENDING ACCOUNT      EXPENSES       ANNUALIZED
                   VALUE              VALUE          PAID DURING        VALUE         PAID DURING       EXPENSE
FUND             (9/1/05)          (2/28/06)/1/        PERIOD/2/      (2/28/06)         PERIOD/2/        RATIO
Premier         $ 1,000.00          $ 1,019.90          $ 0.85       $ 1,023.95          $ 0.85           0.17%
Premier
Tax-Exempt        1,000.00            1,013.50            1.25         1,023.55            1.25           0.25

/1/The actual ending account value is based on the actual total return of the Fund for the period September 1, 2005, through February 28, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

/2/Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

                                           [ARROW
                                           BUTTON     For More Information Visit
                                           IMAGE]     AIMINVESTMENTS.COM

AIM TREASURER'S SERIES TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees (the "Board") of AIM Treasurer's Series Trust (the "Trust") oversees the management of each Fund of the Trust and, as required by law, determines annually whether to approve the continuance of each Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between each Fund and AIM for another year, effective July 1, 2005.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of each Fund's Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of each Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One of the responsibilities of the Senior Officer of the Funds, who is independent of AIM and AIM's affiliates, is to manage the process by which the Funds' proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of each Fund's Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that each Fund's Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under each Fund's Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

FUND-SPECIFIC FACTORS WITH THE SAME CONCLUSIONS

The Board considered the following fund-specific factors separately for each Fund and reached the same conclusions for each Fund, which conclusions are set forth below.

.. The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

.. The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function and the quality of AIM's investment research. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

.. Meeting with the Funds' portfolio managers and investment personnel. With respect to each Fund, the Board is meeting periodically with each Fund's portfolio manager and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

.. Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund and concluded that such performance was satisfactory.

.. Investments in affiliated money market funds. Not applicable because the Funds do not invest in affiliated money market funds.

.. Independent written evaluation and recommendations of the Funds' Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Funds, who is independent of AIM and AIM's affiliates, had prepared independent written evaluations in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including these Funds. The Board noted that the Senior Officer's written evaluations had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for each Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement a process as soon as reasonably practicable.

FUND-SPECIFIC FACTORS WITH SEPARATE CONCLUSIONS

The Board considered the following fund-specific factors separately for each Fund and reached separate conclusions for each Fund, which conclusions are set forth below.

PREMIER PORTFOLIO

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance for the three and five year periods was below the median performance of such comparable funds and above such median performance for the one year period. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Money Market Fund Index.* The Board noted that the Fund's performance in such periods was comparable to the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was lower than the advisory fee rate for a retail money market fund, higher than the advisory fee rate for two institutional money market funds, and comparable to the advisory fee rate for a third institutional money market fund, advised by AIM with investment strategies comparable to those of the Fund; (ii) was lower than the advisory fee rate for one variable insurance fund advised by AIM and offered to insurance company separate accounts with

                                                                     (CONTINUED)

*The Lipper Institutional Money Market Funds Index represents an average of the
 30 largest institutional money market funds tracked by Lipper Inc., an independent mutual funds monitor. These funds invest in high quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. They require high minimum investments and have lower total expense ratios relative to other money market funds, and intend to keep constant NAVs.

AIM TREASURER'S SERIES TRUST

investment strategies comparable to those of the Fund; (iii) was lower than the advisory fee rate for an offshore fund for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund; and (iv) was higher than the advisory fee rates for three unregistered pooled investment vehicles for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted that the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Finally, the Board noted that none of the comparable funds had "all-in" fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund's advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until August 31, 2006. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the "all-in" nature of the Fund's advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund's ordinary operating expenses was beneficial to shareholders.

Premier Tax-Exempt Portfolio

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Tax Exempt Money Market Index. The board noted that the Fund's performance for the three and five year periods was comparable to the performance of such Index and above such Index for the one year period. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate was lower than the advisory fee rate for a mutual fund advised by AIM with investment strategies comparable to those of the Fund. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board also noted that the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Finally, the Board noted that none of the comparable funds had "all-in" fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Expense limitations and fee waivers. The Board noted that there were no fee waivers or expense limitations currently in effect for the Fund. The Board concluded that no such waivers or limitations were necessary at this time because the Fund's overall expense ratio was below the median expense ratio of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the "all-in" nature of the Fund's advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund's ordinary operating expenses was beneficial to shareholders.

                                                                     (CONTINUED)

AIM TREASURER'S SERIES TRUST

GLOBAL FACTORS

The Board considered the following global factors for each Fund and reached the same conclusions for each Fund, which conclusions are set forth below.

.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.

.. Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for each Fund. The Board concluded that such arrangements were appropriate.

.. AIM's financial soundness in light of the Funds' needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

.. Historical relationship between each Fund and AIM. In determining whether to continue the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

.. Other factors and current trends. In determining whether to continue the Advisory Agreement for each Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause each Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for each Fund.

PREMIER PORTFOLIO

SCHEDULE OF INVESTMENTS
February 28, 2006
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
                                       MATURITY      (000)         VALUE
   -------------------------------------------------------------------------
   COMMERCIAL PAPER-30.25%/(a)/

   ASSET-BACKED SECURITIES-
    COMMERCIAL LOANS/
    LEASES-1.86%
   Fountain Square Commercial Funding
    Corp.
    (Acquired 11/30/05;
    Cost $17,233,252)
    4.42%/(b)/                        04/26/06// $      17,550 $  17,429,334
   -------------------------------------------------------------------------

   ASSET-BACKED SECURITIES-
    CONSUMER
    RECEIVABLES-3.67%
   Old Line Funding, LLC
    (Acquired 02/13/06;
    Cost $34,284,611)
    4.55%/(b)/                          04/10/06        34,529    34,354,437
   -------------------------------------------------------------------------

   ASSET-BACKED SECURITIES-
    FULLY BACKED-3.20%
   Govco, Inc. (Multi CEP's-Citicorp
    North America, Inc.; agent)
    (Acquired 09/20/05;
    Cost $14,703,235)
    3.94%/(b)/                          03/20/06        15,000    14,968,848
   -------------------------------------------------------------------------
   Three Rivers Funding Corp. (CEP-
    Mellon Bank, N.A.)
    (Acquired 02/03/06;
    Cost $14,947,325)
    4.52%/(b)/                          03/03/06        15,000    14,996,237
   -------------------------------------------------------------------------
                                                                  29,965,085
   -------------------------------------------------------------------------

   ASSET-BACKED SECURITIES-
    MULTI-PURPOSE-9.05%
   Barton Capital LLC
    (Acquired 02/10/06;
    Cost $19,847,667)
    4.57%/(b)/                          04/11/06        20,000    19,895,906
   -------------------------------------------------------------------------
   Charta LLC
    (Acquired 02/01/06;
    Cost $14,930,317)
    4.52%/(b)/                          03/10/06        15,000    14,983,050
   -------------------------------------------------------------------------
    (Acquired 01/31/06;
    Cost $14,905,625)
    4.53%/(b)/                          03/22/06        15,000    14,960,362
   -------------------------------------------------------------------------
   CRC Funding LLC
    (Acquired 01/13/06;
    Cost $9,942,425)
    4.41%/(b)/                          03/01/06        10,000    10,000,000
   -------------------------------------------------------------------------
   Gemini Securitization LLC
    (Acquired 02/07/06;
    Cost $24,927,965)
    4.51%/(b)/                          03/02/06        25,000    24,996,868
   -------------------------------------------------------------------------
                                                                  84,836,186
   -------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT
                                          MATURITY     (000)         VALUE
  ----------------------------------------------------------------------------

  ASSET-BACKED SECURITIES-
   SECURITY INVESTMENT
   VEHICLES-5.70%
  Grampian Funding Ltd./LLC
   (Acquired 11/23/05;
   Cost $9,780,000)
   4.40%/(b)(c)/                          05/22/06 $      10,000 $   9,899,778
  ----------------------------------------------------------------------------
   (Acquired 02/24/06;
   Cost $13,663,300)
   4.81%/(b)(c)/                          08/23/06        14,000    13,672,653
  ----------------------------------------------------------------------------
  Grenadier Funding Ltd./Corp.
   (Acquired 02/06/06;
   Cost $14,889,558)
   4.57%/(b)/                             04/05/06        15,000    14,933,354
  ----------------------------------------------------------------------------
  Liberty Harbour CDO Ltd./Inc. Series
   2005-I
   (Acquired 01/31/06;
   Cost $14,910,700)
   4.56%/(b)/                             03/21/06        15,000    14,962,000
  ----------------------------------------------------------------------------
                                                                    53,467,785
  ----------------------------------------------------------------------------

  CONSUMER FINANCE-1.38%
  Toyota Motor Credit Corp.
   4.53%                                  03/29/06        13,000    12,954,197
  ----------------------------------------------------------------------------

  LETTER OF CREDIT
   ENHANCED-1.15%
  Alabama (State of) Industrial
   Development Authority
   (Commscope Project); Taxable
   Series 1995 Notes (LOC-Wachovia
   Bank, N.A.)
   4.57%/(d)/                             03/22/06        10,800    10,800,000
  ----------------------------------------------------------------------------

  OTHER DIVERSIFIED FINANCIAL
   SERVICES-1.59%
  General Electric Capital Corp.
   3.91%                                  03/02/06        10,000     9,998,914
  ----------------------------------------------------------------------------
  General Electric Capital Services, Inc.
   4.55%                                  07/10/06         5,000     4,917,306
  ----------------------------------------------------------------------------
                                                                    14,916,220
  ----------------------------------------------------------------------------

  REGIONAL BANKS-2.65%
  Nationwide Building Society
   4.57%/(c)/                             04/10/06        25,000    24,873,055
  ----------------------------------------------------------------------------
    Total Commercial Paper
     (Cost $283,596,299)                                           283,596,299
  ----------------------------------------------------------------------------

PREMIER PORTFOLIO

                                                     PRINCIPAL
                                                      AMOUNT
                                          MATURITY     (000)         VALUE
  -----------------------------------------------------------------------------
  CERTIFICATES OF
   DEPOSIT-6.19%
  Credit Suisse First Boston
   4.75%                                  05/24/06 $      33,000 $  33,000,000
  -----------------------------------------------------------------------------
  Svenska Handelsbanken A.B.
   4.77%                                  12/19/06        15,000    15,000,000
  -----------------------------------------------------------------------------
    4.95%                                 02/07/07        10,000    10,000,000
  -----------------------------------------------------------------------------
      Total Certificates of Deposit
       (Cost $58,000,000)                                           58,000,000
  -----------------------------------------------------------------------------
  ASSET-BACKED
   SECURITIES-4.10%

  FULLY BACKED-4.10%
  RACERS Trust-Series 2004-6-MM,
   Floating Rate Notes (CEP-Lehman
   Brothers Holdings Inc.) (Acquired
   04/13/04; Cost $15,000,000)
   4.57%/(b)(e)/                          08/22/06        15,000    15,000,000
  -----------------------------------------------------------------------------
  Wachovia Asset Securitization Issuance,
   Inc.-Series 2004-HM2A, Class AMM,
   Putable Floating Rate Bonds (INS-
   Ambac Assurance Corp) (Acquired
   09/07/05; Cost $23,478,887)
   4.57%/(b)(e)(f)(g)/                    12/25/34        23,479    23,478,887
  -----------------------------------------------------------------------------
      Total Asset-Backed Securities
       (Cost $38,478,887)                                           38,478,887
  -----------------------------------------------------------------------------

  MASTER NOTE AGREEMENT-3.73%
  Merrill Lynch Mortgage Capital, Inc.
   (Acquired 02/14/06; Cost
   $35,000,000)
   4.70%/(b)(h)(i)/                       05/16/06        35,000    35,000,000
  -----------------------------------------------------------------------------

  MEDIUM-TERM NOTES-2.88%
  MetLife Global Funding I Floating Rate
   MTN (Acquired 08/20/03; Cost
   $10,000,000)
   4.63%/(b)(e)/                          03/15/07        10,000    10,000,000
  -----------------------------------------------------------------------------
  Procter & Gamble Co. (The) Floating
   Rate MTN (Acquired 08/02/04;
   Cost $17,000,000)
   4.45%/(b)(j)/                          01/10/07        17,000    17,000,000
  -----------------------------------------------------------------------------
      Total Medium-Term Notes
       (Cost $27,000,000)                                           27,000,000
  -----------------------------------------------------------------------------

  FUNDING AGREEMENT-1.07%
  Travelers Insurance Co. (The)
   (Acquired 10/18/05;
   Cost $10,000,000)
   4.67%/(b)(j)(k)/                       10/13/06        10,000    10,000,000
  -----------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT
                                           MATURITY   (000)       VALUE
    -----------------------------------------------------------------------
    VARIABLE RATE DEMAND
     NOTE-0.09%/(L)/

    LETTER OF CREDIT
     ENHANCED-0.09%/(D)/
    Albuquerque (City of), New Mexico
     (Ktech Corp. Project); Taxable Series
     2002 IDR (LOC-Wells Fargo Bank N.A.)
     (Cost $800,000)
     4.62%/(m)/                            11/01/22 $    800  $    800,000
    -----------------------------------------------------------------------
    TOTAL INVESTMENTS (excluding
     Repurchase Agreements)-48.31%
     (Cost $452,875,186)                                       452,875,186
    -----------------------------------------------------------------------
    REPURCHASE AGREEMENTS-51.86%
    Banc of America Securities LLC
     4.58%/(n)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Barclays Capital Inc.
     4.58%/(o)/                            03/01/06  113,196   113,196,410
    -----------------------------------------------------------------------
    Bear, Stearns & Co., Inc.
     4.58%/(p)/                            03/01/06   23,000    23,000,000
    -----------------------------------------------------------------------
    BNP Paribas
     4.62%/(c)(q)/                         03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Citigroup Global Markets Inc.
     4.62%/(r)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Credit Suisse First Boston LLC
     4.56%/(s)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Deutsche Bank Securities Inc.
     4.56%/(t)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Fortis Bank N.V./S.A.
     4.61%/(c)(u)/                         03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Goldman, Sachs & Co.
     4.56%/(v)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Morgan Stanley & Co., Inc.
     4.58%/(w)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Societe Generale
     4.58%/(x)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
    Wachovia Capital Markets, LLC
     4.63%/(y)/                            03/01/06   35,000    35,000,000
    -----------------------------------------------------------------------
      Total Repurchase Agreements
       (Cost $486,196,410)                                     486,196,410
    -----------------------------------------------------------------------
    TOTAL INVESTMENTS-100.17%
     (Cost $939,071,596)/(z)(aa)/                              939,071,596
    -----------------------------------------------------------------------
    OTHER ASSETS LESS
     LIABILITIES-(0.17)%                                        (1,621,353)
    -----------------------------------------------------------------------
    NET ASSETS-100.00%                                        $937,450,243
    -----------------------------------------------------------------------

Investment Abbreviations:

CEP    - CreditEnhancement Provider
IDR    - IndustrialDevelopment Revenue Bonds
INS    - Insurer
LOC    - Letterof Credit
MTN    - Medium-TermNotes
RACERS - RestructuredAsset Certificates with Enhanced ReturnS/sm/

PREMIER PORTFOLIO

Notes to Schedule of Investments:
/(a)/Security may be traded on a discount basis. Unless otherwise indicated, The interest rate shown represents the discount rate at the time of purchase by the Fund.
/(b)/Security not registered under the Securities Act of 1933, as amended
     (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $330,531,714, which represented 35.26% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
/(c)/The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as percentage of net assets) is summarized as follows: United Kingdom: 5.2%; other countries less than 5%: 7.4%.
/(d)/Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary. /(e)/Interest rate is redetermined monthly. Rate shown is the rate in effect on
     February 28, 2006.
/(f)/Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
/(g)/Principal and/or interest payments are secured by the bond insurance company listed.
/(h)/In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
/(i)/The Fund may demand prepayment of notes purchased under the Master Note
     Purchase Agreement upon one or two business day's notice. Interest rates are redetermined daily. Rate is shown is the rate in effect on February 28, 2006.
/(j)/Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2006.
/(k)/Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at February 28, 2006 represented 1.07% of the Fund's Net Assets.
/(l)/Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
/(m)/Interest rate is redetermined weekly. Rate shown is the rate in effect on
     February 28, 2006.
/(n)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,127,222. Collateralized by $1,048,169,664 U.S. Government obligations, 5.00% due July 1, 2035 to February 1, 2036 with an aggregate value at February 28, 2006 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $35,004,453.
/(o)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $900,114,500. Collateralized by $924,148,219 U.S. Government obligations, 5.00% to 5.50% due July 1, 2035 to
     November 1, 2035 with an aggregate value at February 28, 2006 of $918,000,000. The amount to be received upon repurchase by the Fund is $113,210,811.
/(p)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,806. Collateralized by $257,161,919 U.S. Government obligations, 3.08% to 5.72% due January 1, 2034 to February 1, 2036 with an aggregate value at February 28, 2006 of $255,002,673. The amount to be received upon repurchase by the Fund is $23,002,926.
/(q)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $892,114,535. Collateralized by $1,786,537,145 corporate obligations, 0% to 8.00% due March 1, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $927,720,001. The amount to be received upon repurchase by the Fund is $35,004,494.
/(r)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $1,000,128,403. Collateralized by $2,796,818,518 corporate and municipal obligations, 0.83% to 6.95% due December 15, 2006 to September 15, 2099 with an aggregate value at February 28, 2006 of $1,050,000,000. The amount to be received upon repurchase by the Fund is $35,004,494.
/(s)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $275,034,833. Collateralized by $284,545,000 U.S. Government obligations, 0% due July 5, 2006 to September 22, 2006 with an aggregate value at February 28, 2006 of $280,503,476. The amount to be received upon repurchase by the Fund is $35,004,433.
/(t)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $258,751,000 U.S. Government obligations, 0% to 5.88% due April 21, 2006 to
     September 29, 2025 with an aggregate value at February 28, 2006 of $255,000,751. The amount to be received upon repurchase by the Fund is $35,004,433.
/(u)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $600,076,867. Collateralized by $640,048,883 corporate obligations, 4.74% to 5.73% due October 15, 2012 to April 25, 2036 with an aggregate value at February 28, 2006 of $630,000,000. The amount to be received upon repurchase by the Fund is $35,004,484.
/(v)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $250,031,667. Collateralized by $260,973,000 U.S. Government obligations, 0% to 5.88% due March 30, 2006 to May 30, 2023 with an aggregate value at February 28, 2006 of $255,000,787. The amount to be received upon repurchase by the Fund is $35,004,433.
/(w)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $500,063,611. Collateralized by $511,784,664 U.S. Government obligations, 4.84% due August 01, 2033 with an aggregate value at February 28, 2006 of $513,132,768. The amount to be received upon repurchase by the Fund is $35,004,453.
/(x)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $350,044,528. Collateralized by $382,476,497 U.S. Government obligations, 0% to 6.00% due October 15, 2006 with an aggregate value at February 28, 2006 of $357,000,544. The amount to be received upon repurchase by the Fund is $35,004,453.
/(y)/Joint repurchase agreement entered into February 28, 2006 with an aggregate maturing value of $425,054,660. Collateralized by $458,429,850 corporate obligations, 3.99% to 5.36% due January 15, 2018 with an aggregate value at February 28, 2006 of $446,250,001. The amount to be received upon repurchase by the Fund is $35,004,501.
/(z)/Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy the issuers obligations. No concentration of any single entity was greater than 5%.
/(aa)/Also represents cost for federal income tax purposes.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2006
(Unaudited)

      ASSETS:
      Investments, excluding repurchase agreements, at value
       (cost $452,875,186)                                   $452,875,186
      -------------------------------------------------------------------
      Repurchase agreements (cost $486,196,410)               486,196,410
      -------------------------------------------------------------------
          Total investments (cost $939,071,596)               939,071,596
      -------------------------------------------------------------------
      Receivables for:
        Fund shares sold                                          698,437
      -------------------------------------------------------------------
        Interest                                                  613,813
      -------------------------------------------------------------------
          Total assets                                        940,383,846
      -------------------------------------------------------------------

      LIABILITIES:
      Payables for:
        Fund shares reacquired                                    626,505
      -------------------------------------------------------------------
        Dividends                                               2,305,703
      -------------------------------------------------------------------
      Accrued operating expenses                                    1,395
      -------------------------------------------------------------------
          Total liabilities                                     2,933,603
      -------------------------------------------------------------------
      Net assets applicable to shares outstanding            $937,450,243
      -------------------------------------------------------------------

      NET ASSETS CONSIST OF:
      Shares of beneficial interest                          $937,433,182
      -------------------------------------------------------------------
      Undistributed net investment income                          17,061
      -------------------------------------------------------------------
                                                             $937,450,243
      -------------------------------------------------------------------


NET ASSETS:
Investor Class                                                          $125,511,137
------------------------------------------------------------------------------------
Institutional Class                                                     $811,939,106
------------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
 UNLIMITED NUMBER OF SHARES AUTHORIZED:
Investor Class                                                           125,509,998
------------------------------------------------------------------------------------
Institutional Class                                                      811,925,719
------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for each class $       1.00
------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER PORTFOLIO

STATEMENT OF OPERATIONS
For the six months ended February 28, 2006
(Unaudited)

       INVESTMENT INCOME:
       Interest                                             $13,531,124
       -----------------------------------------------------------------

       EXPENSES:
       Advisory fees                                            815,026
       -----------------------------------------------------------------
       Less:Fees waived                                        (260,807)
       -----------------------------------------------------------------
           Net expenses                                         554,219
       -----------------------------------------------------------------
       Net investment income                                 12,976,905
       -----------------------------------------------------------------
       Net increase in net assets resulting from operations $12,976,905
       -----------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                                                                      FEBRUARY 28,
                                                                                                          2006
--------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                               $ 12,976,905
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                        (2,239,292)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                  (10,737,604)
--------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                (12,976,896)
--------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Investor Class                                                                                        13,444,946
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                  447,830,254
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                            461,275,200
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                              461,275,209
--------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                  476,175,034
--------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of $17,061 and $17,052, respectively)  $937,450,243
--------------------------------------------------------------------------------------------------------------------

                                                                                                        AUGUST 31,
                                                                                                           2005
--------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                               $  17,545,481
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                         (9,231,572)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                    (8,313,909)
--------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                 (17,545,481)
--------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Investor Class                                                                                       (772,899,080)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                   364,095,465
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                            (408,803,615)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                              (408,803,615)
--------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                   884,978,649
--------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of $17,061 and $17,052, respectively)  $ 476,175,034
--------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Premier Portfolio (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are presented on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays and advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to with the Fund is a party or in connection with securities owned by the Fund; and
(iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

PREMIER PORTFOLIO

  AIM has contractually agreed to waive advisory fees equal to 0.08% of the Fund's average daily net assets, through August 31, 2006.
  For the six months ended February 28, 2006, AIM waived fees of $260,807.
  The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AISI") to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.
  The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, FMC and/or ADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended
February 28, 2006, the Fund engaged in securities sales of $18,013,115, which resulted in net realized gains of $0.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or
(ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  The Fund did not have a capital loss carryforward as of August 31, 2005.

PREMIER PORTFOLIO


NOTE 7--SHARE INFORMATION

On February 25, 2005, the Fund established a multi-class structure and began to offer two different classes of shares: Investor Class shares and Institutional Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value. Shares issued prior to February 25, 2005 are now designated as Investor Class shares.

                                    CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                    YEAR ENDED
                                          FEBRUARY 28, 2006/(a)/              AUGUST 31, 2005
                                     -------------------------------  -------------------------------
                                         SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                         57,696,946  $    57,696,946   4,604,379,688  $ 4,604,379,688
------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/            5,386,058,035    5,386,058,035   5,030,741,715    5,030,741,715
------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                          2,182,761        2,182,761       2,925,540        2,925,540
------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/                1,053,306        1,053,306              --               --
------------------------------------------------------------------------------------------------------
Reacquired:
  Investor Class                        (46,434,761)     (46,434,761) (5,380,204,308)  (5,380,204,308)
------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/           (4,939,281,087)  (4,939,281,087) (4,666,646,250)  (4,666,646,250)
------------------------------------------------------------------------------------------------------
                                        461,275,200  $   461,275,200    (408,803,615) $  (408,803,615)
------------------------------------------------------------------------------------------------------

/(a)/77% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
/(b)/Institutional Class shares commenced sales on February 25, 2005.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  INSTITUTIONAL CLASS
                                                          -----------------------------------
                                                                             FEBRUARY 25,
                                                            SIX MONTHS     2005 (DATE SALES
                                                              ENDED         COMMENCED) TO
                                                           FEBRUARY 28,       AUGUST 31,
                                                               2006              2005
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   1.00           $   1.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02               0.01
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          --                 --
---------------------------------------------------------------------------------------------
    Total from investment operations                            0.02               0.01
---------------------------------------------------------------------------------------------
Less dividends from net investment income                      (0.02)             (0.01)
---------------------------------------------------------------------------------------------
Net asset value, end of period                              $   1.00           $   1.00
---------------------------------------------------------------------------------------------
Total return /(a)/                                              1.98%              1.51%
---------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $811,939           $364,108
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                             0.17 %/(b)/        0.17 %/(c)/
---------------------------------------------------------------------------------------------
  Without fee waivers                                          0.25 %/(b)/        0.25 %/(c)/
---------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets            3.96%/(b)/         2.37%/(c)/
---------------------------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(b)/Ratios are annualized and based on average daily net assets of
     $543,803,191.
/(c)/Annualized.

PREMIER TAX-EXEMPT PORTFOLIO

SCHEDULE OF INVESTMENTS
February 28, 2006
(Unaudited)


                                                    PRINCIPAL
                                      RATINGS/(A)/    AMOUNT
                                      ------------    (000)        VALUE
                                      S&P  MOODY'S ------------ ------------
    ------------------------------------------------
    MUNICIPAL OBLIGATIONS-
     99.03%

    GEORGIA-5.85%
    Floyd (County of) Development
     Authority (Shorter College
     Project); VRD Series 1998 RB
     (LOC-SunTrust Bank)
     3.33%, 06/01/17/(b)(c)(d)/       A-1+     --     $1,900     $1,900,000
    ------------------------------------------------------------------------

    ILLINOIS-11.91%
    Chicago (City of) (Churchview
     Supportive Living Facility);
     VRD Series 2003 Multi-
     Family Housing RB
     (LOC-Harris N.A.) (Acquired
     11/01/05; Cost $2,000,000)
     3.33%, 03/01/33/(b)(c)(d)(e)(f)/   -- VMIG-1      2,000      2,000,000
    ------------------------------------------------------------------------
    Chicago (City of) (Crane Carton
     Co. Project); VRD Series 1992
     Economic RB (LOC-Bank of
     America, N.A.) (Acquired
     06/21/04; Cost $300,000)
     3.35%, 06/01/12/(b)(c)(d)(e)(f)/ A-1+     --        300        300,000
    ------------------------------------------------------------------------
    Illinois (State of) Development
     Finance Authority (Aurora
     Central Catholic High
     School); VRD Series 1994 RB
     (LOC-Allied Irish Banks plc)
     3.45%, 04/01/24/(b)(c)(d)(g)/     A-1     --      1,000      1,000,000
    ------------------------------------------------------------------------
    University of Illinois Auxiliary
     Facilities System; Series 1996
     Prerefunded RB
     5.20%, 10/01/06/(h)(i)/           AAA    Aaa        550        566,916
    ------------------------------------------------------------------------
                                                                  3,866,916
    ------------------------------------------------------------------------

    INDIANA-3.56%
    Indiana (State of) Housing
     Finance Authority (Pedcor
     Investments-Cumberland
     Crossing Apartments
     Development); VRD Series
     1997 M-B Multi-Family
     Housing RB (LOC-Federal
     Home Loan Bank of
     Indianapolis)
     3.32%, 01/01/29/(b)(c)(d)(e)/      -- VMIG-1        508        508,000
    ------------------------------------------------------------------------
    Portage (City of) (Pedcor
     Investments-Port Crossing III
     Apartments Project); VRD
     Series 1995 B Economic
     Development RB
     (LOC-Federal Home Loan
     Bank of Indianapolis)
     3.40%, 08/01/30/(b)(c)(d)(e)/      -- VMIG-1        648        648,000
    ------------------------------------------------------------------------
                                                                  1,156,000
    ------------------------------------------------------------------------

                                                   PRINCIPAL
                                    RATINGS/(A)/     AMOUNT
                                    -------------    (000)           VALUE
                                     S&P  MOODY'S ------------    ------------
     ----------------------------------------------

     IOWA-2.93%
     Iowa (State of) Finance
      Authority (YMCA Project);
      VRD Series 2000 Economic
      Development RB (LOC-Wells
      Fargo Bank, N.A)
      3.30%, 06/01/10/(b)(c)(d)(j)/    --     --     $  950        $  950,000
     ----------------------------------------------------------------------------

     KENTUCKY-21.68%
     Kentucky (State of) Area
      Development Districts
      Financing Trust (Ewing);
      VRD Series 2000 Lease
      Acquisition Program RB
      (LOC-Wachovia Bank, N.A.)
      3.30%, 06/01/33/(b)(c)(d)(k)/  A-1+     --      7,040         7,040,000
     ----------------------------------------------------------------------------

     MARYLAND-1.20%
     Hyattsville (City of) (Safeway
      Inc. Projects); VRD Series
      1991 Refunding IDR (LOC-
      Deutsche Bank A.G.)
      3.25%, 06/01/06/(c)(g)(i)(l)/   A-1     --        390           390,000
     ----------------------------------------------------------------------------

     MASSACHUSETTS-1.68%
     Hudson (Town of); Limited Tax
      Series 2005 GO (INS-Ambac
      Assurance Corp.)
      4.00%, 05/01/06/(m)/            AAA    Aaa        543           544,255
     ----------------------------------------------------------------------------

     MICHIGAN-5.70%
     Michigan (State of) Housing
      Development Authority
      (Berrien Woods III); VRD
      Series 2000 B Multi-Family
      Housing RB (LOC-Federal
      Home Loan Bank of
      Indianapolis)
      3.35%, 07/01/32/(b)(c)(d)(e)/  A-1+     --        150           150,000
     ----------------------------------------------------------------------------
     Michigan (State of) Strategic
      Fund (YMCA of Metropolitan
      Detroit Project); VRD Series
      2001 RB (LOC-JPMorgan
      Chase Bank)
      3.23%, 05/01/31/(b)(c)(d)/     A-1+     --        700           700,000
     ----------------------------------------------------------------------------
     Michigan (State of); Unlimited
      Tax Series 2005 A GO
      4.50%, 09/29/06               SP-1+  MIG-1        300           302,102
     ----------------------------------------------------------------------------
     Oakland (County of) Economic
      Development Corp.
      (Rochester College Project);
      VRD Series 2001 Limited
      Obligation RB (LOC-
      JPMorgan Chase Bank)
      3.27%, 08/01/21/(b)(c)(d)(k)/    -- VMIG-1        700           700,000
     ----------------------------------------------------------------------------
                                                                    1,852,102
     ----------------------------------------------------------------------------

PREMIER TAX-EXEMPT PORTFOLIO

                                                    PRINCIPAL
                                      RATINGS/(A)/    AMOUNT
                                      ------------    (000)        VALUE
                                      S&P  MOODY'S ------------ ------------
    ------------------------------------------------

    MONTANA-2.89%
    Great Falls (City of) (Safeway
     Inc. Projects); VRD Series
     1991 Refunding IDR (LOC-
     Deutsche Bank A.G.)
     3.25%, 06/01/06/(c)(g)(i)(l)/     A-1     --     $  400     $  400,000
    ---------------------------------------------------------------------------
    Havre (City of) (Safeway Inc.
     Projects); VRD Series 1991
     Refunding IDR
     (LOC-Deutsche Bank A.G.)
     3.25%, 06/01/06/(c)(g)(i)(l)/     A-1     --        300        300,000
    ---------------------------------------------------------------------------
    Montana (State of) Facility
     Finance Authority (Mission
     Ridge Project); VRD Series
     2002 RB (LOC-Lasalle
     Bank N.A.)
     3.21%, 08/01/27/(b)(c)(d)(k)(n)/   --     --        240        240,000
    ---------------------------------------------------------------------------
                                                                    940,000
    ---------------------------------------------------------------------------

    NORTH CAROLINA-0.92%
    Charlotte (City of); Series 2005
     Commercial Paper BAN
     3.32%, 10/05/06                  A-1+     --        300        300,000
    ---------------------------------------------------------------------------

    OHIO-9.79%
    Lorain (County of) (EMH
     Regional Medical Center
     Project); VRD Series 2001
     Hospital Facilities RB
     (LOC-National City Bank)
     3.27%, 05/01/26/(b)(c)(d)(j)/      --     --      2,250      2,250,000
    ---------------------------------------------------------------------------
    Loveland (City of) School
     District; Series 2005 Limited
     Tax TAN (INS-Financial
     Security Assurance Inc.)
     4.00%, 06/01/06/(m)/              AAA    Aaa        725        727,505
    ---------------------------------------------------------------------------
    Ohio (State of) Water
     Development Authority
     (Cleveland); VRD Series 1999
     A Refunding Pollution
     Control Facilities RB
     (LOC-Barclays Bank PLC
     3.30%, 06/15/33/(b)(c)(d)(e)(g)/ A-1+ VMIG-1        200        200,000
    ---------------------------------------------------------------------------
                                                                  3,177,505
    ---------------------------------------------------------------------------

    OKLAHOMA-0.92%
    Tulsa (County of) Industrial
     Authority; VRD Series 2003 A
     Capital Improvements IDR
     3.13%, 05/15/06/(i)(l)/          A-1+     --        300        300,000
    ---------------------------------------------------------------------------

    SOUTH CAROLINA-1.54%
    Charleston (County of) School
     District Development Corp.;
     Series 2005 Unlimited Tax
     TAN GO (CEP-South
     Carolina State Department of
     Education)
     3.75%, 04/13/06                    --  MIG-1        500        500,704
    ---------------------------------------------------------------------------

                                                      PRINCIPAL
                                       RATINGS/(A)/     AMOUNT
                                       -------------    (000)        VALUE
                                        S&P  MOODY'S ------------ ------------
  ----------------------------------------------------

  TENNESSEE-0.93%
  Johnson City (City of) School
   District; Series 1994
   Unlimited Tax GO
   6.70%, 05/01/06/(h)(i)/               AAA    Aaa     $  300     $  301,777
  -------------------------------------------------------------------------------

  TEXAS-10.84%
  Bexar (County of) Health
   Facilities Development Corp.
   (Warm Springs
   Rehabilitation Foundation
   Project); VRD Series 1997
   Health Care System RB
   (LOC-JPMorgan Chase
   Bank)
   3.27%, 09/01/27/(b)(c)(d)/             -- VMIG-1        835        835,000
  -------------------------------------------------------------------------------
  Garland (City of) Industrial
   Development Authority Inc.
   (Carroll Co. Project); VRD
   Series 1984 IDR (LOC-Wells
   Fargo Bank, N.A.) (Acquired
   09/12/05; Cost $1,300,000)
   3.27%, 12/01/14/(b)(c)(d)(f)/          --    Aaa      1,300      1,300,000
  -------------------------------------------------------------------------------
  Lubbock (City of) Independent
   School District; VRD Series
   2006 School Building
   Unlimited Tax GO
   (CEP-Texas Permanent
   School Fund)
   5.25%, 09/07/06/(i)/                 A-1+ VMIG-1        400        403,978
  -------------------------------------------------------------------------------
  Sherman (City of) Higher
   Education Finance Corp.
   (Austin College Project);
   VRD Series 1997 Higher
   Education RB (LOC-Bank of
   America, N.A.)
   3.24%, 01/01/18/(b)(c)(d)(k)/        A-1+     --        577        577,000
  -------------------------------------------------------------------------------
  Texas (State of); Series 2005
   Unlimited Tax TRAN GO
   4.50%, 08/31/06                     SP-1+  MIG-1        400        402,920
  -------------------------------------------------------------------------------
                                                                    3,518,898
  -------------------------------------------------------------------------------

  VIRGINIA-3.17%
  Halifax (County of) Industrial
   Development Authority
   (O'Sullivan Industries-
   Virginia Inc.); VRD Series
   1998 Refunding IDR (LOC-
   Wachovia Bank, N.A.)
   (Acquired 12/22/05;
   Cost $1,030,000)
   3.34%, 10/01/08/(b)(c)(d)(e)(f)(n)/    --     --      1,030      1,030,000
  -------------------------------------------------------------------------------

  WASHINGTON-9.24%
  Lake Tapps Parkway Properties;
   VRD Series 1999 A Special
   Revenue RB (LOC-U.S.
   Bank N.A.)
   3.23%, 12/01/19/(b)(c)(d)(k)/          -- VMIG-1      1,651      1,651,000
  -------------------------------------------------------------------------------

PREMIER TAX-EXEMPT PORTFOLIO

                                                    PRINCIPAL
                                      RATINGS/(A)/    AMOUNT
                                      -----------     (000)        VALUE
                                      S&P  MOODY'S ------------ ------------
    ------------------------------------------------

    WASHINGTON-(CONTINUED)
    Washington (State of) Housing
     Finance Commission
     (University Preparatory
     Academy Project); VRD Series
     2000 Nonprofit RB (LOC-
     Bank of America, N.A.)
     3.24%, 07/01/30/(b)(c)(d)/       --   VMIG-1     $1,350     $1,350,000
    ------------------------------------------------------------------------
                                                                  3,001,000
    ------------------------------------------------------------------------

    WISCONSIN-2.74%
    Madison (City of) Community
     Development Authority
     (Hamilton Point Apartments
     Project); VRD Series 1997 A
     Refunding Multi-Family
     Housing RB (LOC-JPMorgan
     Chase Bank) (Acquired
     08/28/02; Cost $890,000)
     3.36%, 10/01/22/(b)(c)(d)(f)(j)/ --       --        890        890,000
    ------------------------------------------------------------------------

                                                  PRINCIPAL
                                    RATINGS/(A)/    AMOUNT
                                    ------------    (000)        VALUE
                                    S&P  MOODY'S ------------ ------------
     ---------------------------------------------

     WYOMING-1.54%
     Gillette (City of) Pollution
      Control; VRD Series 1991
      Refunding PCR (LOC-
      Barclays Bank PLC)
      3.28%, 01/01/18/(b)(c)(d)(g)/ A-1+   P-1       $500     $   500,000
     ---------------------------------------------------------------------
     TOTAL INVESTMENTS-99.03%
      (Cost $32,159,157)/(o)(p)/                               32,159,157
     ---------------------------------------------------------------------
     OTHER ASSETS LESS
      LIABILITIES-0.97%                                           314,715
     ---------------------------------------------------------------------
     NET ASSETS-100.00%                                       $32,473,872
     ---------------------------------------------------------------------

Investment Abbreviations:

BAN - Bond Anticipation Note               NRR  - Not Re-Rated
CEP - Credit Enhancement Provider          PCR  - Pollution Control Revenue Bonds
GO  - General Obligation Bonds             RB   - Revenue Bonds
IDR - Industrial Development Revenue Bonds TAN  - Tax Anticipation Notes
INS - Insurer                              TRAN - Tax and Revenue Anticipation Notes
LOC - Letter of Credit                     VRD  - Variable Rate Demand

Notes to Schedule of Investments:
/(a)/Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's
    Investors Service. Inc. ("Moody's"), except as indicated in note (j) and
    (n) below.
/(b)/Demand security; payable upon demand by the Fund at specified time intervals no greater than seven days.
/(c)/Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary. /(d)/Interest rate is redetermined weekly. Rate shown is the rate in effect on
    February 28, 2006.
/(e)/Security subject to the alternative minimum tax.
/(f)/Security not registered under the Securities Act of 1933, as amended
    (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $5,520,000, which represented 17.00% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
/(g)/The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
/(h)/Advance refunded; secured by an escrow fund of U.S. Treasury obligations. /(i)/Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
/(j)/Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
/(k)/In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
/(l)/Interest rate is redetermined semi-annually. Rate shown is the rate in effect on February 28, 2006.
/(m)/Principal and/or interest payments are secured by the bond insurance company listed.
/(n)/Security is not rated by S&P or by Moody's; however it is rated by Fitch
     IBCA ("Fitch") of F-1+.
/(o)/This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

           ENTITIES                                      PERCENTAGES
           --------                                      -----------
           Wachovia Bank, N.A.                             25.04%
           ---------------------------------------------------------
           JPMorgan Chase Bank                               9.70
           ---------------------------------------------------------
           National City Bank                                6.98
           ---------------------------------------------------------
           Wells Fargo Bank, N.A.                            6.98
           ---------------------------------------------------------
           Bank of America, N.A.                             6.91
           ---------------------------------------------------------
           Harris N.A.                                       6.21
           ---------------------------------------------------------
           Sun Trust Bank                                    5.90
           ---------------------------------------------------------
           US Bank Corp.                                     5.12
           ---------------------------------------------------------
           Other Entities Less Than 5% Each                 27.16
           ---------------------------------------------------------

/(p)/Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER TAX-EXEMPT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2006
(Unaudited)


ASSETS:
Investments, at value (cost $32,159,157)                                $32,159,157
------------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                          200,694
------------------------------------------------------------------------------------
  Interest                                                                  147,288
------------------------------------------------------------------------------------
    Total assets                                                         32,507,139
------------------------------------------------------------------------------------

LIABILITIES:
Dividends payable                                                            31,196
------------------------------------------------------------------------------------
Accrued operating expenses                                                    2,071
------------------------------------------------------------------------------------
    Total liabilities                                                        33,267
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                             $32,473,872
------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                           $32,473,728
------------------------------------------------------------------------------------
Undistributed net investment income                                             444
------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities              (300)
------------------------------------------------------------------------------------
                                                                        $32,473,872
------------------------------------------------------------------------------------

NET ASSETS:
Investor Class                                                          $19,779,130
------------------------------------------------------------------------------------
Institutional Class                                                     $12,694,742
------------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
UNLIMITED NUMBER OF SHARES AUTHORIZED:
Investor Class                                                           19,778,217
------------------------------------------------------------------------------------
Institutional Class                                                      12,695,955
------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for each class $      1.00
------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER TAX-EXEMPT PORTFOLIO


STATEMENT OF OPERATIONS
For the six months ended February 28, 2006
(Unaudited)



         INVESTMENT INCOME:
         Interest                                             $441,203
         -------------------------------------------------------------

         EXPENSES:
         Advisory fees                                          37,086
         -------------------------------------------------------------
             Total expenses                                     37,086
         -------------------------------------------------------------
         Net investment income                                 404,117
         -------------------------------------------------------------
         Net increase in net assets resulting from operations $404,117
         -------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER TAX-EXEMPT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                                                                FEBRUARY 28,  AUGUST 31,
                                                                                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                         $   404,117  $    593,080
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                   (263,173)     (468,738)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                              (140,944)     (124,342)
--------------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                            (404,117)     (593,080)
--------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Investor Class                                                                                   (903,702)  (16,435,217)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                             3,273,777     9,422,178
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                       2,370,075    (7,013,039)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                         2,370,075    (7,013,039)
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                            30,103,797    37,116,836
--------------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of $444 and $444, respectively)  $32,473,872  $ 30,103,797
--------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER TAX-EXEMPT PORTFOLIO

NOTES TO FINANCIALS STATEMENTS
February 28, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Premier Tax-Exempt Portfolio (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays and advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and
(iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

PREMIER TAX-EXEMPT PORTFOLIO


  The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AISI") to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.
  The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, FMC and/or ADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended
February 28, 2006, the Fund engaged in securities sales of $2,474,212, which resulted in net realized gains of $0.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by AIM and not by the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2006.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or
(ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                         CAPITAL LOSS
                         EXPIRATION      CARRYFORWARD*
                         -----------------------------
                         August 31, 2012     $300
                         -----------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

PREMIER TAX-EXEMPT PORTFOLIO


NOTE 7--SHARE INFORMATION

On February 25, 2005, the Fund established a multi-class structure and began to offer two different classes of shares: Investor Class shares and Institutional Class shares. Each class of shares is sold at net asset value. Shares issued prior to February 25, 2005 are now designated as Investor Class shares.
  Investor Class shares of the Fund are offered only to certain grandfathered investors.

                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                     ------------------------------------------------------
                                          SIX MONTHS ENDED               YEAR ENDED
                                            FEBRUARY 28,                 AUGUST 31,
                                             2006/(a)/                      2005
                                     -------------------------  ---------------------------
                                        SHARES       AMOUNT        SHARES         AMOUNT
--------------------------------------------------------------------------------------------
Sold:
  Investor Class                       6,796,643  $  6,796,643    82,066,662  $  82,066,662
--------------------------------------------------------------------------------------------
  Institutional Class/(b)/            48,831,762    48,831,762   133,132,066    133,132,066
--------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                         255,165       255,165       458,935        458,935
--------------------------------------------------------------------------------------------
  Institutional Class/(b)/               127,037       127,037       103,019        103,019
--------------------------------------------------------------------------------------------
Reacquired:
  Investor Class                      (7,955,510)   (7,955,510)  (98,960,814)   (98,960,814)
--------------------------------------------------------------------------------------------
  Institutional Class/(b)/           (45,685,022)  (45,685,022) (123,812,907)  (123,812,907)
--------------------------------------------------------------------------------------------
                                       2,370,075  $  2,370,075    (7,013,039) $  (7,013,039)
--------------------------------------------------------------------------------------------

/(a)/There are three entities that are each a record owner of more than 5% of the outstanding shares of the fund and in the aggregate they own 45% of the outstanding shares of the Fund. The distributor has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is one individual that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
/(b)/Institutional Class shares commenced sales on February 25, 2005.

NOTE 8--FINANCIAL HIGHLIGHTS

                                                           INSTITUTIONAL CLASS
                                                     -------------------------
                                                                     FEBRUARY 25,
                                                                         2005
                                                      SIX MONTHS      (DATE SALES
                                                        ENDED        COMMENCED) TO
                                                     FEBRUARY 28,     AUGUST 31,
                                                         2006            2005
------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  1.00          $ 1.00
------------------------------------------------------------------------------------
Net investment income                                     0.01            0.01
------------------------------------------------------------------------------------
Less dividends from net investment income                (0.01)          (0.01)
------------------------------------------------------------------------------------
Net asset value, end of period                         $  1.00          $ 1.00
------------------------------------------------------------------------------------
Total return/(a)/                                         1.35%           1.15%
------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $12,695          $9,422
------------------------------------------------------------------------------------
Ratio of expenses to average net assets                   0.25%/(b)/      0.25%/(c)/
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets      2.72%/(b)/      1.88%/(c)/
------------------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States and is not annualized for periods less than one year.
/(b)/Ratios are annualized and based on average daily net assets of $10,322,890. /(c)/Annualized.

AIM TREASURER'S SERIES TRUST


LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.
  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.
  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on

AIM TREASURER'S SERIES TRUST
behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.
  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under
Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.
  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that:
(i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA (S) 502(a)(2); (ii) plaintiff lacks standing under ERISA (S) 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP; (iv) the motion is denied as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.
  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM TREASURER'S SERIES TRUST

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES    OFFICERS                                                  OFFICE OF THE FUND
Bob R. Baker         Robert H. Graham                                          11 Greenway Plaza
                     President and Principal Executive Officer                 Suite 100
Frank S. Bayley                                                                Houston, TX 77046-1173
                     Mark H. Williamson
James T. Bunch       Executive Vice President                                  INVESTMENT ADVISOR

Bruce L. Crockett    Todd L. Spillane                                          A I M Advisors, Inc.
Chair                Chief Compliance Officer                                  11 Greenway Plaza
                                                                               Suite 100
Albert R. Dowden     Russell C. Burk                                           Houston, TX 77046-1173
                     Senior Vice President and Senior Officer
Edward K. Dunn, Jr.                                                            TRANSFER AGENT
                     John M. Zerr
Jack M. Fields       Senior Vice President, Secretary and Chief Legal Officer  AIM Investment Services, Inc.
                                                                               P.O. Box 4739
Carl Frischling      Sidney M. Dilgren                                         Houston, TX 77210-4739
                     Vice President, Treasurer and Principal Financial Officer
Robert H. Graham                                                               CUSTODIAN
Vice Chair           Lisa O. Brinkley
                     Vice President                                            The Bank of New York
Prema Mathai-Davis                                                             2 Hanson Place
                     Kevin M. Carome                                           Brooklyn, NY 11217-1431
Lewis F. Pennock     Vice President
                                                                               COUNSEL TO THE FUND
Ruth H. Quigley      J. Philip Ferguson
                     Vice President                                            Ballard Spahr
Larry Soll                                                                     Andrews & Ingersoll, LLP
                     Karen Dunn Kelley                                         1735 Market Street, 51st Floor
Raymond Stickel, Jr. Vice President                                            Philadelphia, PA 19103-7599

Mark H. Williamson                                                             COUNSEL TO THE INDEPENDENT TRUSTEES

                                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                                               1177 Avenue of the Americas
                                                                               New York, NY 10036-2714

                                                                               DISTRIBUTOR

                                                                               Fund Management Company
                                                                               11 Greenway Plaza
                                                                               Suite 100
                                                                               Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on "Prospectuses." The click on the link that reads: "Access prospectuses and fund reports for our money market funds." Then click on the column labeled "N-Q" for your Fund. Shareholders can also look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

AIMinvestments.com     I-TST-SAR-2     Fund Management Company

                                                        [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

ITEM 2.  CODE OF ETHICS.

          There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the

          Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust

By:   /s/ Robert H. Graham
      ----------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: May 8, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Robert H. Graham
      ----------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: May 8, 2006

By:   /s/ Sidney M. Dilgren
      ----------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: May 8, 2006

                                  EXHIBIT INDEX

12(a) (1)   Not applicable.

12(a) (2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

12(a) (3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.